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                                                                               .
                                                                               .

        NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL SEMI-ANNUAL REPORT

                                 JUNE 30, 2005

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary.........................................        4
NYLIAC Variable Universal Life Separate Account-I...........        7
  Statement of Assets and Liabilities.......................        8
  Statement of Operations...................................       18
  Statement of Changes in Net Assets........................       22
  Notes to Financial Statements.............................       30
Supplements to May 2005 Prospectuses
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Message from the Chairman.................................      M-1
  Definition of Indices.....................................      M-2
  Investment and Performance Comparisons....................      M-4
  Balanced--Initial Class*..................................    M-123
  Basic Value--Initial Class (formerly MainStay VP Dreyfus
    Large Company Value--Initial Class).....................    M-132
  Bond--Initial Class.......................................    M-140
  Capital Appreciation--Initial Class.......................    M-150
  Cash Management...........................................    M-158
  Common Stock--Initial Class...............................    M-165
  Convertible--Initial Class................................    M-178
  Developing Growth--Initial Class (formerly MainStay VP
    Lord Abbett Developing Growth--Initial Class)*..........    M-188
  Floating Rate--Initial Class..............................    M-196
  Government--Initial Class.................................    M-203
  Growth--Initial Class (formerly MainStay VP Eagle Asset
    Management Growth Equity--Initial Class)................    M-212
  High Yield Corporate Bond--Initial Class..................    M-220
  Income & Growth--Initial Class (formerly MainStay VP
    American Century Income & Growth--Initial Class)........    M-236
  International Equity--Initial Class*......................    M-246
  Mid Cap Core--Initial Class*..............................    M-256
  Mid Cap Growth--Initial Class *...........................    M-268
  Mid Cap Value--Initial Class*.............................    M-276
  S&P 500 Index(R)--Initial Class...........................    M-284
  Small Cap Growth--Initial Class*..........................    M-298
  Total Return--Initial Class...............................    M-306
  Value--Initial Class......................................    M-322
  Notes to Financial Statements.............................    M-330
  Directors and Officers....................................    M-348
*The MainStay VP Balanced--Initial Class, Developing
 Growth--Initial Class, International Equity--Initial Class,
 Mid Cap Core--Initial Class, Mid Cap Growth--Initial Class,
 Mid Cap Value--Initial Class and Small Cap Growth--Initial
 Class are not available under the Pinnacle VUL and Pinnacle
 SVUL policies.
The Semi-Annual Reports for the Portfolios listed below
  follow:
  Alger American Leveraged AllCap--Class O Shares
  Alger American Small Capitalization--Class O Shares
  American Century(R) VP Inflation Protection--Class II
  American Century(R) VP International--Class II
  American Century(R) VP Value--Class II
  Dreyfus IP Technology Growth--Initial Shares
  Dreyfus VIF Developing Leaders--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Fidelity(R) VIP Growth--Initial Class
  Fidelity(R) VIP Index 500--Initial Class
  Fidelity(R) VIP Investment Grade Bond--Initial Class
  Fidelity(R) VIP Mid Cap--Initial Class
  Fidelity(R) VIP Overseas--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Mid Cap Growth--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  MFS(R) Investors Trust Series--Initial Class
  MFS(R) New Discovery Series--Initial Class
  MFS(R) Research Series--Initial Class
  MFS(R) Utilities Series--Initial Class
  Neuberger Berman AMT Mid-Cap Growth--Class I
  PIMCO Global Bond--Administrative Class Shares
  PIMCO Low Duration--Administrative Class Shares
  PIMCO Real Return--Administrative Class Shares
  PIMCO Total Return--Administrative Class Shares
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Limited-Term Bond Portfolio
  Van Eck Worldwide Absolute Return
  Van Eck Worldwide Hard Assets
  Van Kampen UIF Emerging Markets Debt--Class I
  Van Kampen UIF Emerging Markets Equity--Class I
  Van Kampen UIF U.S. Real Estate--Class I

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1)
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005

                                                      PORTFOLIO                                                 SINCE
                                                      INCEPTION     YEAR       1       3       5       10     PORTFOLIO
INVESTMENT DIVISION(2)                                 DATE(3)     TO DATE   YEAR    YEARS   YEARS    YEARS   INCEPTION
MainStay VP Basic Value--Initial Class (formerly
  MainStay VP Dreyfus Large Company Value--Initial
  Class)                                                5/1/1998    -0.60%    7.63%  7.24%     2.81%   N/A       2.82%
MainStay VP Bond--Initial Class                        1/23/1984     2.17%    6.37%  6.13%     7.21%  6.44%      8.72%
MainStay VP Capital Appreciation--Initial Class        1/29/1993     0.05%    3.07%  3.98%    -9.31%  6.20%      7.63%
MainStay VP Cash Management--Current 7-day yield as
  of 6/30/05 is 2.60%(4)                               1/29/1993     1.07%    1.64%  1.05%     2.18%  3.66%      3.68%
MainStay VP Common Stock--Initial Class                1/23/1984     0.82%    8.69%  7.05%    -3.46%  9.58%     10.64%
MainStay VP Convertible--Initial Class                 10/1/1996    -0.09%    5.26%  8.19%     0.91%   N/A       8.07%
MainStay VP Floating Rate--Initial Class                5/2/2005      N/A      N/A    N/A       N/A    N/A      -0.35%
MainStay VP Government--Initial Class                  1/29/1993     2.45%    6.06%  4.64%     6.30%  6.05%      5.98%
MainStay VP Growth--Initial Class (formerly MainStay
  VP Eagle Asset Management Growth Equity--Initial
  Class)                                                5/1/1998    -4.67%   -2.82%  1.22%   -10.60%   N/A       3.21%
MainStay VP High Yield Corporate Bond--Initial Class    5/1/1995     0.01%    9.86%  16.18%    8.73%  9.91%      9.91%
MainStay VP Income & Growth--Initial Class (formerly
  MainStay VP American Century Income &
  Growth--Initial Class)                                5/1/1998     0.37%    7.97%  9.34%    -0.16%   N/A       2.96%
MainStay VP S&P 500 Index(R)--Initial Class(5)         1/29/1993    -0.99%    5.94%  7.98%    -2.62%  9.61%     10.04%
MainStay VP Total Return--Initial Class                1/29/1993     1.63%    6.88%  6.87%    -1.99%  7.21%      7.88%
MainStay VP Value--Initial Class                        5/1/1995     1.50%    8.61%  6.61%     6.35%  8.58%      8.87%
Alger American Leveraged AllCap--Class O Shares        1/25/1995     1.05%    3.16%  6.77%    -8.70%  10.78%    14.32%
Alger American Small Capitalization--Class O Shares    9/21/1988     3.41%   11.32%  13.87%   -8.26%  3.17%     10.70%
American Century VP Inflation Protection--Class II    12/31/2002     1.81%    6.86%   N/A       N/A    N/A       5.30%
American Century VP International--Class II            8/15/2001    -1.20%   10.88%  5.47%      N/A    N/A       0.82%
American Century VP Value--Class II                    8/14/2001     0.37%    7.90%  10.25%     N/A    N/A       7.67%
Dreyfus IP Technology Growth--Initial Shares           8/31/1999    -6.19%   -3.54%  6.46%   -17.94%   N/A      -7.00%
Dreyfus VIF Developing Leaders--Initial Shares         8/31/1990     0.02%    6.58%  6.89%     1.92%  8.69%     23.09%
Fidelity(R) VIP Contrafund(R)--Initial Class            1/3/1995     3.60%   12.51%  11.98%    2.96%  11.99%    13.78%
Fidelity(R) VIP Equity-Income--Initial Class           10/9/1986    -1.28%    6.35%  8.29%     4.76%  9.42%     10.75%
Fidelity(R) VIP Growth--Initial Class                  10/9/1986    -2.05%   -0.21%  5.20%    -8.09%  7.43%     10.69%
Fidelity(R) VIP Index 500--Initial Class               8/27/1992    -0.86%    6.15%  8.09%    -2.57%  9.66%     10.38%
Fidelity(R) VIP Investment Grade Bond--Initial Class   12/5/1988     2.27%    6.78%  6.32%     7.58%  6.76%      7.51%
Fidelity(R) VIP Mid Cap--Initial Class                12/28/1998     3.04%   21.24%  17.69%   10.97%   N/A      19.56%
Fidelity(R) VIP Overseas--Initial Class                1/28/1987    -1.63%   10.62%  9.40%    -3.02%  5.69%      6.34%
Janus Aspen Series Balanced--Institutional Shares      9/13/1993     1.34%    7.95%  6.62%     1.66%  11.41%    11.37%
Janus Aspen Series Mid Cap Growth--Institutional
  Shares                                               9/13/1993     0.46%   11.85%  13.51%  -13.65%  7.94%     10.19%
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               9/13/1993    -2.94%    5.06%  2.60%    -9.65%  9.14%     10.25%
MFS(R) Investors Trust Series--Initial Class           10/9/1995    -0.42%    8.46%  6.82%    -2.22%   N/A       7.50%
MFS(R) New Discovery Series--Initial Class              5/1/1998    -4.24%    1.21%  4.80%    -4.33%   N/A       6.20%
MFS(R) Research Series--Initial Class                  7/26/1995     0.77%   11.00%  8.76%    -4.99%   N/A       7.50%
MFS(R) Utilities Series--Initial Class                  1/3/1995     8.23%   32.85%  22.73%    2.94%  13.16%    13.79%
Neuberger Berman AMT Mid-Cap Growth--Class I           11/3/1997     2.19%   10.56%  9.10%    -7.84%   N/A       8.62%
PIMCO Global Bond--Administrative Class Shares         1/10/2002    -3.66%    7.70%  9.92%      N/A    N/A      11.69%
PIMCO Low Duration--Administrative Class Shares        2/16/1999     0.55%    2.02%  2.78%     4.75%   N/A       4.58%
PIMCO Real Return--Administrative Class Shares         9/30/1999     2.43%    9.06%  10.00%   10.91%   N/A      10.63%
PIMCO Total Return--Administrative Class Shares       12/31/1997     2.69%    7.29%  6.10%     7.34%   N/A       6.39%
T. Rowe Price Limited-Term Bond Portfolio              5/13/1994     1.07%    2.29%  3.35%     5.26%  5.17%      5.37%
T.Rowe Price Equity Income Portfolio                   3/31/1994    -0.43%    9.51%  8.98%     8.03%  11.24%    12.06%
Van Eck Worldwide Absolute Return                       5/1/2003     0.71%    1.74%   N/A       N/A    N/A       0.28%
Van Eck Worldwide Hard Assets                           9/1/1989    16.40%   40.24%  22.99%   14.32%  7.77%      7.14%
Van Kampen UIF Emerging Markets Debt--Class I          6/16/1997     5.85%   20.36%  17.56%   13.38%   N/A       8.05%
Van Kampen UIF Emerging Markets Equity--Class I        10/1/1996     5.52%   33.76%  19.98%    1.22%   N/A       4.49%
Van Kampen UIF U.S. Real Estate--Class I                3/3/1997     8.11%   37.56%  22.13%   19.83%   N/A      13.92%
-----------------------------------------------------------------------------------------------------------------------

(1) PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE MORE OF LESS THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT NEWYORKLIFE.COM. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge, per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown. The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower. FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT www.newyorklife.com. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(2) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(3) The Portfolio Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO.

(5) MainStay VP S&P 500 Index(R) Portfolio--The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is the trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index(R) Portfolio. The MainStay VP S&P 500 Index(R) Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index(R) Portfolio. Investors cannot directly purchase an index.

    NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation, (A Delaware Company), a wholly owned subsidiary of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010. The policies are distributed by NYLIFE Distributors LLC, member NASD/SIPC.

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                                        6

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                            BALANCED--     BASIC VALUE--        BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  6,455,212     $  9,081,453     $ 27,004,190

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          5,597            9,425           33,471
    Administrative charges..............................            919              471            3,474
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,448,696     $  9,071,557     $ 26,967,245
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $    895,346     $  1,933,804     $ 13,053,993
    Group 2 Policies....................................        260,315        5,436,685       10,104,478
    Group 3 Policies....................................             --          127,389          361,344
    Group 4 Policies....................................        143,709        1,573,679        3,447,430
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......      5,149,326               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $  6,448,696     $  9,071,557     $ 26,967,245
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.30     $      10.47     $      19.22
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.31     $      11.18     $      14.22
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      11.69     $      12.21
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.31     $      11.78     $      11.91
                                                           ============     ============     ============
Identified Cost of Investment...........................   $  6,291,458     $  8,061,632     $ 26,998,391
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


     MAINSTAY VP                       MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--       CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--       GROWTH--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $222,851,189     $ 34,550,580     $ 99,027,167     $ 31,853,675     $ 20,571,104      $ 19,957,692     $ 15,659,179

          303,602           36,472          130,584           36,513           15,173            25,188           18,069
           40,021            3,677           15,496            2,638            2,520             2,931              736
     ------------     ------------     ------------     ------------     ------------      ------------     ------------
     $222,507,566     $ 34,510,431     $ 98,881,087     $ 31,814,524     $ 20,553,411      $ 19,929,573     $ 15,640,374
     ============     ============     ============     ============     ============      ============     ============
     $164,690,033     $ 14,263,921     $ 63,600,265     $ 10,334,801     $    271,286      $ 11,001,136     $  2,842,445
       53,149,130       11,241,730       31,180,413       16,848,596          122,658         6,035,608       11,270,858
          275,992        3,190,419          377,727          243,019               --           185,575          204,319
        4,392,411        5,814,361        3,722,682        4,388,108           74,041         2,707,254        1,322,752
               --               --               --               --       20,085,426                --               --
     ------------     ------------     ------------     ------------     ------------      ------------     ------------
     $222,507,566     $ 34,510,431     $ 98,881,087     $ 31,814,524     $ 20,553,411      $ 19,929,573     $ 15,640,374
     ============     ============     ============     ============     ============      ============     ============
     $      19.55     $       1.42     $      27.11     $      18.44     $       9.95      $      18.00     $       6.40
     ============     ============     ============     ============     ============      ============     ============
     $       7.40     $       1.12     $      10.22     $      12.97     $       9.96      $      13.86     $       8.70
     ============     ============     ============     ============     ============      ============     ============
     $       9.43     $       1.05     $      10.33     $      12.26     $         --      $      11.73     $       8.66
     ============     ============     ============     ============     ============      ============     ============
     $      10.58     $       1.03     $      11.81     $      12.38     $       9.96      $      11.51     $       9.81
     ============     ============     ============     ============     ============      ============     ============
     $225,679,476     $ 34,551,091     $106,685,387     $ 29,264,769     $ 20,556,800      $ 20,156,870     $ 16,265,241
     ============     ============     ============     ============     ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)


                                                            MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                             HIGH YIELD         INCOME &      INTERNATIONAL
                                                          CORPORATE BOND--      GROWTH--         EQUITY--
                                                           INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                                          --------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $ 88,332,431      $  7,586,611     $ 29,592,748

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         107,018             7,959           33,331
    Administrative charges..............................          12,596               457            3,930
                                                            ------------      ------------     ------------
  Total net assets......................................    $ 88,212,817      $  7,578,195     $ 29,555,487
                                                            ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $ 50,441,328      $  1,892,115     $ 17,142,985
    Group 2 Policies....................................      25,403,268         4,328,569        8,259,566
    Group 3 Policies....................................         536,296            91,561               --
    Group 4 Policies....................................      11,831,925         1,265,950        4,152,936
                                                            ------------      ------------     ------------
      Total net assets..................................    $ 88,212,817      $  7,578,195     $ 29,555,487
                                                            ============      ============     ============
    Group 1 variable accumulation unit value............    $      24.37      $       9.76     $      18.68
                                                            ============      ============     ============
    Group 2 variable accumulation unit value............    $      15.61      $      10.17     $      11.51
                                                            ============      ============     ============
    Group 3 variable accumulation unit value............    $      15.79      $      11.90     $         --
                                                            ============      ============     ============
    Group 4 variable accumulation unit value............    $      15.06      $      12.60     $      13.98
                                                            ============      ============     ============
Identified Cost of Investment...........................    $ 81,565,875      $  6,661,206     $ 25,664,107
                                                            ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP          TOTAL         MAINSTAY VP
        CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--         RETURN--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 16,650,439     $ 23,951,310     $ 29,235,193     $236,753,220     $ 17,338,082     $ 59,073,736     $ 68,173,251

           17,206           22,349           29,330          295,455           16,073           80,567           88,151
            1,827            2,109            2,800           35,104            1,330           10,574           10,963
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 16,631,406     $ 23,926,852     $ 29,203,063     $236,422,661     $ 17,320,679     $ 58,982,595     $ 68,074,137
     ============     ============     ============     ============     ============     ============     ============
     $  6,964,724     $  8,690,639     $ 11,532,387     $143,157,227     $  5,260,299     $ 42,695,614     $ 43,994,498
        5,459,284        8,287,614       10,769,193       69,906,855        6,889,201       13,949,027       18,200,816
               --               --               --          569,155               --          101,374        1,280,227
        4,207,398        6,948,599        6,901,483       22,789,424        5,171,179        2,236,580        4,598,596
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 16,631,406     $ 23,926,852     $ 29,203,063     $236,422,661     $ 17,320,679     $ 58,982,595     $ 68,074,137
     ============     ============     ============     ============     ============     ============     ============
     $      14.02     $      11.95     $      12.59     $      29.52     $      10.66     $      20.95     $      22.11
     ============     ============     ============     ============     ============     ============     ============
     $      14.22     $      12.47     $      12.68     $       9.70     $      10.97     $      10.26     $      13.24
     ============     ============     ============     ============     ============     ============     ============
     $         --     $         --     $         --     $      11.00     $         --     $      11.06     $      11.42
     ============     ============     ============     ============     ============     ============     ============
     $      15.09     $      14.09     $      12.87     $      11.98     $      12.74     $      11.72     $      11.65
     ============     ============     ============     ============     ============     ============     ============
     $ 13,968,607     $ 18,932,799     $ 24,943,742     $215,573,980     $ 14,718,996     $ 60,857,132     $ 61,366,304
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                              ALGER             ALGER           AMERICAN
                                                             AMERICAN          AMERICAN        CENTURY VP
                                                            LEVERAGED           SMALL          INFLATION
                                                            ALL CAP--      CAPITALIZATION--   PROTECTION--
                                                          CLASS O SHARES    CLASS O SHARES      CLASS II
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $     67,210      $ 33,527,145     $        923

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --            40,588               --
    Administrative charges..............................             --             4,050               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     67,210      $ 33,482,507     $        923
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $ 16,719,533     $         --
    Group 2 Policies....................................             --        13,512,960               --
    Group 3 Policies....................................         67,210         1,040,629              923
    Group 4 Policies....................................             --         2,209,385               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $     67,210      $ 33,482,507     $        923
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $      10.91     $         --
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $       8.26     $         --
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      13.03      $      13.05     $      10.58
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $      14.19     $         --
                                                           ============      ============     ============
Identified Cost of Investment...........................   $     62,146      $ 25,331,726     $        921
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                     FIDELITY(R)
        AMERICAN           AMERICAN                            DREYFUS IP        DREYFUS VIF       FIDELITY(R)           VIP
       CENTURY VP         CENTURY VP          CALVERT          TECHNOLOGY        DEVELOPING            VIP             EQUITY-
    INTERNATIONAL--        VALUE--             SOCIAL           GROWTH--          LEADERS--      CONTRAFUND(R)--      INCOME--
        CLASS II           CLASS II           BALANCED       INITIAL SHARES    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------------
      $     94,032       $    237,095       $  4,157,266      $  7,186,200      $    280,470      $133,912,983      $ 50,417,199

                --                 --              4,732             6,842                --           164,339            59,701
                --                 --                380               672                --            18,260             6,582
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $     94,032       $    237,095       $  4,152,154      $  7,178,686      $    280,470      $133,730,384      $ 50,350,916
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $  1,560,119      $  2,789,120      $         --      $ 75,743,792      $ 27,106,152
                --                 --          1,981,662         2,335,870                --        45,849,501        16,717,354
            94,032            237,095                 --            84,204           280,470         2,244,583           431,149
                --                 --            610,373         1,969,492                --         9,892,508         6,096,261
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $     94,032       $    237,095       $  4,152,154      $  7,178,686      $    280,470      $133,730,384      $ 50,350,916
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      15.27      $       8.22      $         --      $      22.42      $      18.27
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      10.84      $       8.54      $         --      $      13.15      $      12.64
      ============       ============       ============      ============      ============      ============      ============
      $      13.58       $      14.53       $         --      $      10.85      $      14.20      $      13.73      $      12.30
      ============       ============       ============      ============      ============      ============      ============
      $         --       $         --       $      12.22      $      10.92      $         --      $      13.72      $      12.21
      ============       ============       ============      ============      ============      ============      ============
      $     88,939       $    251,151       $  3,854,960      $  7,129,352      $    231,268      $110,945,204      $ 47,854,266
      ============       ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                              FIDELITY(R)
                                                            FIDELITY(R)      FIDELITY(R)          VIP
                                                                VIP              VIP           INVESTMENT
                                                             GROWTH--        INDEX 500--      GRADE BOND--
                                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    318,022      $    889,482     $    190,901

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --               --
    Administrative charges..............................             --                --               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $    318,022      $    889,482     $    190,901
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --     $         --
    Group 2 Policies....................................             --                --               --
    Group 3 Policies....................................        318,022           889,482          190,901
    Group 4 Policies....................................             --                --               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $    318,022      $    889,482     $    190,901
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $       9.17      $      10.69     $      11.43
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
Identified Cost of Investment...........................   $    282,309      $    851,810     $    187,641
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                            JANUS ASPEN       JANUS ASPEN
                                          JANUS ASPEN         SERIES            SERIES            MFS(R)            MFS(R)
      FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE         INVESTORS            NEW
          VIP               VIP           BALANCED--         GROWTH--          GROWTH--            TRUST           DISCOVERY
       MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  1,825,373      $    562,772      $106,578,608      $    115,621      $ 96,423,496      $     56,817      $     60,826

               --                --           132,250                --           125,983                --                --
               --                --            10,732                --            12,077                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  1,825,373      $    562,772      $106,435,626      $    115,621      $ 96,285,436      $     56,817      $     60,826
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $ 43,220,416      $         --      $ 48,668,171      $         --      $         --
               --                --        55,069,508                --        43,947,970                --                --
        1,825,373           562,772           352,315           115,621           228,857            56,817            60,826
               --                --         7,793,387                --         3,440,438                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  1,825,373      $    562,772      $106,435,626      $    115,621      $ 96,285,436      $     56,817      $     60,826
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      21.73      $         --      $      15.42      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      12.31      $         --      $       8.43      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      16.59      $      12.62      $      11.79      $      12.63      $       9.62      $      10.67      $      10.75
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $      11.88      $         --      $      10.32      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $  1,708,757      $    523,426      $101,987,591      $     98,404      $122,795,258      $     54,371      $     55,513
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                               NEUBERGER
                                                                                                 BERMAN
                                                              MFS(R)            MFS(R)            AMT
                                                             RESEARCH         UTILITIES         MID-CAP
                                                             SERIES--          SERIES--         GROWTH--
                                                           INITIAL CLASS    INITIAL CLASS       CLASS I
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $         --      $     35,158     $     81,211

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --                --               --
    Administrative charges..............................             --                --               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $         --      $     35,158     $     81,211
                                                           ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $         --     $         --
    Group 2 Policies....................................             --                --               --
    Group 3 Policies....................................             --            35,158           81,211
    Group 4 Policies....................................             --                --               --
                                                           ------------      ------------     ------------
      Total net assets..................................   $         --      $     35,158     $     81,211
                                                           ============      ============     ============
    Group 1 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
    Group 2 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
    Group 3 variable accumulation unit value............   $      11.52      $      18.14     $      12.39
                                                           ============      ============     ============
    Group 4 variable accumulation unit value............   $         --      $         --     $         --
                                                           ============      ============     ============
Identified Cost of Investment...........................   $         --      $     33,010     $     67,094
                                                           ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

        T. ROWE           T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
         PRICE             PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
        EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
        INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
       PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
     $ 42,323,353      $    154,498      $         --      $    121,427      $     26,555      $ 25,953,091      $     20,368

           43,047                --                --                --                --            32,074                --
            3,154                --                --                --                --             3,392                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 42,277,152      $    154,498      $         --      $    121,427      $     26,555      $ 25,917,625      $     20,368
     ============      ============      ============      ============      ============      ============      ============
     $ 13,780,429      $         --      $         --      $         --      $         --      $ 13,929,681      $         --
       20,202,314                --                --                --                --         9,588,045                --
          704,071           154,498                --           121,427            26,555            81,012            20,368
        7,590,338                --                --                --                --         2,318,887                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 42,277,152      $    154,498      $         --      $    121,427      $     26,555      $ 25,917,625      $     20,368
     ============      ============      ============      ============      ============      ============      ============
     $      13.50      $         --      $         --      $         --      $         --      $      14.14      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      13.68      $         --      $         --      $         --      $         --      $      14.56      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      12.42      $      10.75      $         --      $      16.42      $      12.75      $      15.70      $      17.70
     ============      ============      ============      ============      ============      ============      ============
     $      12.50      $         --      $         --      $         --      $         --      $      16.13      $         --
     ============      ============      ============      ============      ============      ============      ============
     $ 38,196,598      $    159,506      $         --      $    107,984      $     23,485      $ 17,566,218      $     16,885
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)


                                         MAINSTAY VP                                        MAINSTAY VP
                                          BALANCED--      MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP
                                           INITIAL       BASIC VALUE--        BOND--       APPRECIATION--        CASH
                                           CLASS(a)      INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $    384,370
 Mortality and expense risk charges....        (5,525)         (18,863)         (65,057)        (619,722)         (75,716)
 Administrative charges................          (907)            (937)          (6,777)         (81,937)          (7,881)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......        (6,432)         (19,800)         (71,834)        (701,659)         300,773
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         4,785          406,950        1,998,001       11,396,746       14,361,703
 Cost of investments sold..............        (4,647)        (373,090)      (1,984,969)     (13,165,433)     (14,362,143)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................           138           33,860           13,032       (1,768,687)            (440)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       163,755          (79,367)         570,108        1,627,737              371
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       163,893          (45,507)         583,140         (140,950)             (69)
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    157,461     $    (65,307)    $    511,306     $   (842,609)    $    300,704
                                         ============     ============     ============     ============     ============


                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                           MID CAP          MID CAP          MID CAP          S&P 500         SMALL CAP
                                            CORE--          GROWTH--         VALUE--          INDEX--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $         --
 Mortality and expense risk charges....       (40,729)         (49,527)         (65,585)        (597,486)         (39,571)
 Administrative charges................        (4,889)          (5,185)          (6,797)         (71,173)          (3,917)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......       (45,618)         (54,712)         (72,382)        (668,659)         (43,488)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     7,434,589        6,101,584        6,804,850        6,295,091        5,867,373
 Cost of investments sold..............    (5,385,286)      (5,033,178)      (5,401,134)      (5,850,939)      (5,393,295)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................     2,049,303        1,068,406        1,403,716          444,152          474,078
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (913,910)         297,684       (1,049,665)      (2,751,250)        (545,465)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     1,135,393        1,366,090          354,051       (2,307,098)         (71,387)
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  1,089,775     $  1,311,378     $    281,669     $ (2,975,757)    $   (114,875)
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                       MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP                         FLOATING                                          HIGH YIELD      MAINSTAY VP
        COMMON        MAINSTAY VP         RATE--        MAINSTAY VP      MAINSTAY VP       CORPORATE         INCOME &
       STOCK--       CONVERTIBLE--       INITIAL        GOVERNMENT--       GROWTH--          BOND--          GROWTH--
    INITIAL CLASS    INITIAL CLASS       CLASS(a)      INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $         --     $         --     $     90,465     $         --     $         --     $         --     $         --
         (264,289)         (72,969)         (15,112)         (49,119)         (37,689)        (212,119)         (15,780)
          (31,448)          (5,312)          (2,510)          (5,742)          (1,575)         (25,075)            (907)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (295,737)         (78,281)          72,843          (54,861)         (39,264)        (237,194)         (16,687)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        3,784,450        1,851,943            1,176        1,800,373        1,539,992        6,396,991          221,364
       (5,217,209)      (2,050,412)          (1,187)      (1,804,366)      (1,875,970)      (7,339,475)        (215,986)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
       (1,432,759)        (198,469)             (11)          (3,993)        (335,978)        (942,484)           5,378
               --               --               --               --               --               --               --
        2,220,547          172,105           14,304          493,609         (467,429)         940,542           30,834
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          787,788          (26,364)          14,293          489,616         (803,407)          (1,942)          36,212
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    492,051     $   (104,645)    $     87,136     $    434,755     $   (842,671)    $   (239,136)    $     19,525
     ============     ============     ============     ============     ============     ============     ============


      MAINSTAY VP
     INTERNATIONAL
        EQUITY--
     INITIAL CLASS
     --------------
      $         --
           (63,061)
            (7,480)
      ------------
           (70,541)
      ------------
           237,726
          (179,234)
      ------------
            58,492
                --
          (202,210)
      ------------
          (143,718)
      ------------
      $   (214,259)
      ============

                                          ALGER
                                         AMERICAN           ALGER            AMERICAN
     MAINSTAY VP                        LEVERAGED          AMERICAN         CENTURY VP        AMERICAN          AMERICAN
        TOTAL         MAINSTAY VP       ALL CAP--           SMALL           INFLATION        CENTURY VP        CENTURY VP
       RETURN--         VALUE--          CLASS O       CAPITALIZATION--    PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES        CLASS O SHARES       CLASS II         CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $         --     $         --     $         --      $         --      $          9     $        577      $      6,970
         (160,847)        (175,977)              --           (78,133)               --               --                --
          (21,185)         (21,954)              --            (7,838)               --               --                --
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
         (182,032)        (197,931)              --           (85,971)                9              577             6,970
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
        2,923,584        3,555,119            2,854         2,576,345             1,528            1,014           716,748
       (2,741,744)      (3,121,598)          (2,772)       (2,141,803)           (1,518)            (948)         (747,530)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          181,840          433,521               82           434,542                10               66           (30,782)
               --               --               --                --                --               --            97,719
          748,679          567,951              645           620,882                (6)            (810)          (97,927)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          930,519        1,001,472              727         1,055,424                 4             (744)          (30,990)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
     $    748,487     $    803,541     $        727      $    969,453      $         13     $       (167)     $    (24,020)
     ============     ============     ============      ============      ============     ============      ============


     CALVERT SOCIAL
        BALANCED
     --------------
      $         --
            (9,400)
              (754)
      ------------
           (10,154)
      ------------
           182,506
          (193,936)
      ------------
           (11,430)
                --
            75,762
      ------------
            64,332
      ------------
      $     54,178
      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)


                                          DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                          TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
                                           GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--
                                        INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        -------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    368,220      $    784,854      $      1,569
 Mortality and expense risk charges....       (14,075)              --         (321,688)         (120,583)               --
 Administrative charges................        (1,395)              --          (35,883)          (13,327)               --
                                         ------------     ------------     ------------      ------------      ------------
     Net investment income (loss)......       (15,470)              --           10,649           650,944             1,569
                                         ------------     ------------     ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       680,495            3,731        1,660,534         1,219,027             2,983
 Cost of investments sold..............      (636,541)          (2,493)      (1,712,510)       (1,234,125)           (2,540)
                                         ------------     ------------     ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................        43,954            1,238          (51,976)          (15,098)              443
 Realized gain distribution received...            --               --           23,014         1,724,741                --
 Change in unrealized appreciation
   (depreciation) on investments.......      (493,912)          (1,166)       4,234,161        (3,102,559)           (8,370)
                                         ------------     ------------     ------------      ------------      ------------
     Net gain (loss) on investments....      (449,958)              72        4,205,199        (1,392,916)           (7,927)
                                         ------------     ------------     ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $   (465,428)    $         72     $  4,215,848      $   (741,972)     $     (6,358)
                                         ============     ============     ============      ============      ============

                                                                                                              NEUBERGER
                                            MFS(R)         MFS(R) NEW         MFS(R)           MFS(R)         BERMAN AMT
                                          INVESTORS        DISCOVERY         RESEARCH        UTILITIES         MID-CAP
                                        TRUST SERIES--      SERIES--         SERIES--         SERIES--         GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS I
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        318     $         --     $          1     $        113     $         --
 Mortality and expense risk charges....            --               --               --               --               --
 Administrative charges................            --               --               --               --               --
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......           318               --                1              113               --
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....         1,511              658              340           14,612            6,772
 Cost of investments sold..............        (1,451)            (629)            (340)         (11,057)          (4,920)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................            60               29               --            3,555            1,852
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......          (627)          (2,667)              (3)          (1,261)            (145)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....          (567)          (2,638)              (3)           2,294            1,707
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $       (249)    $     (2,638)    $         (2)    $      2,407     $      1,707
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                              JANUS ASPEN      JANUS ASPEN
                      FIDELITY(R) VIP                                        JANUS ASPEN         SERIES           SERIES
                        INVESTMENT                                              SERIES          MID CAP         WORLDWIDE
    FIDELITY(R) VIP        GRADE        FIDELITY(R) VIP   FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--
      INDEX 500--         BOND--           MID CAP--        OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES           SHARES           SHARES
    ------------------------------------------------------------------------------------------------------------------------
     $     15,357      $      1,053      $         --      $      3,714      $  1,372,971     $         --     $    825,142
               --                --                --                --          (261,865)              --         (261,247)
               --                --                --                --           (21,307)              --          (25,174)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           15,357             1,053                --             3,714         1,089,799               --          538,721
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
           29,756             2,249           789,064             7,038         3,526,435            2,054        4,312,236
          (28,223)           (2,356)         (673,714)           (6,165)       (3,797,783)          (1,817)      (7,325,921)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
            1,533              (107)          115,350               873          (271,348)             237       (3,013,685)
               --               636            30,105             2,907                --               --               --
          (24,868)            3,036          (117,459)          (15,528)          301,646              317         (767,909)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
          (23,335)            3,565            27,996           (11,748)           30,298              554       (3,781,594)
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $     (7,978)     $      4,618      $     27,996      $     (8,034)     $  1,120,097     $        554     $ (3,242,873)
     ============      ============      ============      ============      ============     ============     ============

                        T. ROWE                                           VAN KAMPEN       VAN KAMPEN
       T. ROWE           PRICE           VAN ECK                         UIF EMERGING     UIF EMERGING      VAN KAMPEN
     PRICE EQUITY       LIMITED-        WORLDWIDE         VAN ECK          MARKETS          MARKETS       UIF U.S. REAL
        INCOME         TERM BOND         ABSOLUTE        WORLDWIDE          DEBT--          EQUITY--         ESTATE--
      PORTFOLIO        PORTFOLIO          RETURN        HARD ASSETS        CLASS I          CLASS I          CLASS I
    --------------------------------------------------------------------------------------------------------------------
     $    274,726     $      2,581     $         --     $        127     $         --     $         --     $         --
          (83,354)              --               --               --               --          (61,728)              --
           (6,043)              --               --               --               --           (6,529)              --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          185,329            2,581               --              127               --          (68,257)              --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          407,187           10,836               --            3,923              409        1,297,158              839
         (350,953)         (11,283)              --           (3,090)            (374)        (814,082)            (700)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
           56,234             (447)              --              833               35          483,076              139
          277,095               --               --               --               --               --               --
         (736,433)            (501)              --           10,343            1,416          811,250            1,392
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (403,104)            (948)              --           11,176            1,451        1,294,326            1,531
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $   (217,775)    $      1,633     $         --     $     11,303     $      1,451     $  1,226,069     $      1,531
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                   MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP
                                                    BALANCED--            BASIC VALUE--                    BOND--
                                                  INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  --------------   ---------------------------   ---------------------------
                                                     2005(c)           2005           2004           2005           2004
                                                  --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $     (6,432)   $    (19,800)  $     44,544   $    (71,834)  $    802,940
   Net realized gain (loss) on investments......            138          33,860         (6,658)        13,032        213,787
   Realized gain distribution received..........             --              --             --             --        285,018
   Change in unrealized appreciation
     (depreciation) on investments..............        163,755         (79,367)       758,460        570,108       (404,575)
                                                   ------------    ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        157,461         (65,307)       796,346        511,306        897,170
                                                   ------------    ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         27,585         902,825      2,045,201      2,451,338      5,127,834
   Cost of insurance............................         (5,676)       (286,918)      (514,364)      (942,601)    (1,974,337)
   Policyowners' surrenders.....................             --         (99,118)      (450,669)    (1,117,769)    (1,004,054)
   Net transfers from (to) Fixed Account........         39,682         (14,049)       252,303        (97,567)      (207,113)
   Transfers between Investment Divisions.......      1,229,728         135,287        634,561       (358,752)    (1,010,591)
   Policyowners' death benefits.................             --          (4,705)        (3,633)       (69,171)       (64,714)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................      5,000,000              --             --             --             --
                                                   ------------    ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........      6,291,319         633,322      1,963,399       (134,522)       867,025
                                                   ------------    ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            (84)            475           (368)          (752)        (1,273)
                                                   ------------    ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........      6,448,696         568,490      2,759,377        376,032      1,762,922
NET ASSETS:
   Beginning of period..........................             --       8,503,067      5,743,690     26,591,213     24,828,291
                                                   ------------    ------------   ------------   ------------   ------------
   End of period................................   $  6,448,696    $  9,071,557   $  8,503,067   $ 26,967,245   $ 26,591,213
                                                   ============    ============   ============   ============   ============

                                                    MAINSTAY VP             MAINSTAY VP                   MAINSTAY VP
                                                  FLOATING RATE--          GOVERNMENT--                    GROWTH--
                                                   INITIAL CLASS           INITIAL CLASS                 INITIAL CLASS
                                                  ---------------   ---------------------------   ---------------------------
                                                      2005(c)           2005           2004           2005           2004
                                                  ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................   $     72,843     $    (54,861)  $    721,289   $    (39,264)  $    (44,003)
   Net realized gain (loss) on investments......            (11)          (3,993)        81,800       (335,978)      (844,491)
   Realized gain distribution received..........             --               --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         14,304          493,609       (267,240)      (467,429)       427,820
                                                   ------------     ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         87,136          434,755        535,849       (842,671)      (460,674)
                                                   ------------     ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........          1,740        1,670,693      3,651,326      1,910,201      4,522,456
   Cost of insurance............................         (1,902)        (659,694)    (1,373,413)      (580,928)    (1,268,177)
   Policyowners' surrenders.....................           (113)        (527,206)      (605,886)      (408,193)      (638,464)
   Net transfers from (to) Fixed Account........         25,846         (169,984)      (193,775)      (168,394)       (29,134)
   Transfers between Investment Divisions.......        440,775         (863,092)    (1,703,216)    (1,409,471)    (1,315,925)
   Policyowners' death benefits.................             --          (47,806)       (36,975)        (2,474)        (5,285)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................     20,000,000               --             --             --             --
                                                   ------------     ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     20,466,346         (597,089)      (261,939)      (659,259)     1,265,471
                                                   ------------     ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            (71)            (652)          (742)         1,968            631
                                                   ------------     ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     20,553,411         (162,986)       273,168     (1,499,962)       805,428
NET ASSETS:
   Beginning of period..........................             --       20,092,559     19,819,391     17,140,336     16,334,908
                                                   ------------     ------------   ------------   ------------   ------------
   End of period................................   $ 20,553,411     $ 19,929,573   $ 20,092,559   $ 15,640,374   $ 17,140,336
                                                   ============     ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c)  For the period May 1, 2005 (Commencement of Operations) through June 30,
     2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

            MAINSTAY VP                                                 MAINSTAY VP                   MAINSTAY VP
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (701,659)  $   (855,408)  $    300,773   $    119,396   $   (295,737)  $    769,063   $    (78,281)  $    458,226
      (1,768,687)    (1,631,629)          (440)          (999)    (1,432,759)    (2,041,692)      (198,469)      (214,881)
              --             --             --             --             --             --             --             --
       1,627,737     10,280,633            371             31      2,220,547     10,488,760        172,105      1,429,485
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (842,609)     7,793,596        300,704        118,428        492,051      9,216,131       (104,645)     1,672,830
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      21,244,781     46,644,779      5,943,302     12,448,927      8,329,051     17,681,267      3,086,038      6,111,081
      (9,699,328)   (20,152,929)    (1,654,331)    (3,285,963)    (3,603,827)    (7,183,174)    (1,083,167)    (2,095,304)
      (6,041,653)   (10,585,251)      (869,664)    (1,992,243)    (2,175,652)    (3,766,871)    (1,001,257)    (1,107,111)
      (3,402,420)    (3,567,421)    (1,429,272)       689,583     (1,039,967)    (1,381,493)      (213,195)       555,928
      (9,927,795)    (8,271,223)    (1,014,129)    (9,316,568)    (2,755,986)    (2,389,848)      (822,659)       800,283
        (364,742)      (349,129)       (10,291)       (10,267)       (51,879)      (114,695)       (30,860)       (34,581)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (8,191,157)     3,718,826        965,615     (1,466,531)    (1,298,260)     2,845,186        (65,100)     4,230,296
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          22,235         (1,813)          (332)          (305)         7,741         (6,932)           709         (1,813)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (9,011,531)    11,510,609      1,265,987     (1,348,408)      (798,468)    12,054,385       (169,036)     5,901,313
     231,519,097    220,008,488     33,244,444     34,592,852     99,679,555     87,625,170     31,983,560     26,082,247
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $222,507,566   $231,519,097   $ 34,510,431   $ 33,244,444   $ 98,881,087   $ 99,679,555   $ 31,814,524   $ 31,983,560
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
            HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
         CORPORATE BOND--              INCOME & GROWTH--          INTERNATIONAL EQUITY--            MID CAP CORE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $   (237,194)  $  5,398,699   $    (16,687)  $     85,421   $    (70,541)  $     96,794   $    (45,618)  $      5,797
        (942,484)    (1,281,402)         5,378         48,808         58,492        199,267      2,049,303         67,462
              --             --             --             --             --             --             --        375,345
         940,542      4,821,822         30,834        569,274       (202,210)     2,736,944       (913,910)     2,456,410
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (239,136)     8,939,119         19,525        703,503       (214,259)     3,033,005      1,089,775      2,905,014
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,257,212     12,592,811        768,652      1,592,857      2,645,331      3,400,705      2,042,484      2,173,307
      (3,135,883)    (5,697,631)      (238,692)      (422,449)      (853,327)    (1,204,447)      (497,411)      (555,027)
      (1,964,415)    (3,258,825)      (146,409)      (217,097)      (279,967)      (669,575)      (613,750)      (262,561)
         (14,016)       955,831         45,578        117,966        193,878        550,325         77,296        718,288
      (1,338,168)     4,329,684        222,487        (72,193)     5,540,435      5,042,319      3,037,903      3,978,733
         (71,649)       (63,720)        (4,773)       (18,916)       (46,780)       (20,643)       (11,471)          (343)
              --             --             --             --             --             --     (6,789,924)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         733,081      8,858,150        646,843        980,168      7,199,570      7,098,684     (2,754,873)     6,052,397
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,174        (12,224)           391           (442)         1,212         (3,116)           657         (2,807)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         495,119     17,785,045        666,759      1,683,229      6,986,523     10,128,573     (1,664,441)     8,954,604
      87,717,698     69,932,653      6,911,436      5,228,207     22,568,964     12,440,391     18,295,847      9,341,243
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 88,212,817   $ 87,717,698   $  7,578,195   $  6,911,436   $ 29,555,487   $ 22,568,964   $ 16,631,406   $ 18,295,847
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                          MAINSTAY VP                   MAINSTAY VP
                                                       MID CAP GROWTH--               MID CAP VALUE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (54,712)  $    (87,559)  $    (72,382)  $    104,901
   Net realized gain (loss) on investments......     1,068,406         36,921      1,403,716        112,372
   Realized gain distribution received..........            --             --             --        247,151
   Change in unrealized appreciation
     (depreciation) on investments..............       297,684      3,951,062     (1,049,665)     3,322,803
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     1,311,378      3,900,424        281,669      3,787,227
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,886,503      4,063,369      3,268,222      4,146,731
   Cost of insurance............................      (832,130)    (1,102,918)      (905,690)    (1,211,398)
   Policyowners' surrenders.....................      (319,474)      (354,903)      (361,047)      (661,285)
   Net transfers from (to) Fixed Account........       130,010        810,548        257,376      1,114,598
   Transfers between Investment Divisions.......     3,244,354      3,679,932      4,110,727      4,595,172
   Policyowners' death benefits.................       (14,448)       (19,783)        (6,321)       (21,689)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................    (5,736,564)            --     (6,352,999)            --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........      (641,749)     7,076,245         10,268      7,962,129
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,223         (2,671)         1,360         (3,696)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       670,852     10,973,998        293,297     11,745,660
NET ASSETS:
   Beginning of period..........................    23,256,000     12,282,002     28,909,766     17,164,106
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 23,926,852   $ 23,256,000   $ 29,203,063   $ 28,909,766
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                        S&P 500 INDEX--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (668,659)  $  2,240,042
   Net realized gain (loss) on investments......       444,152        290,259
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............    (2,751,250)    18,283,970
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    (2,975,757)    20,814,271
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    22,083,049     45,156,365
   Cost of insurance............................    (8,698,080)   (16,947,572)
   Policyowners' surrenders.....................    (5,735,995)   (10,010,034)
   Net transfers from (to) Fixed Account........    (1,324,724)     1,030,365
   Transfers between Investment Divisions.......    (1,879,634)    (1,889,824)
   Policyowners' death benefits.................      (116,090)      (457,667)
   Contribution (withdrawal) of seed money by
     New York Life Insurance and Annuity
     Corporation................................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........     4,328,526     16,881,633
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        19,510        (13,681)
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,372,279     37,682,223
NET ASSETS:
   Beginning of period..........................   235,050,382    197,368,159
                                                  ------------   ------------
   End of period................................  $236,422,661   $235,050,382
                                                  ============   ============

                                                        ALGER AMERICAN              AMERICAN CENTURY VP
                                                    SMALL CAPITALIZATION--        INFLATION PROTECTION--
                                                        CLASS O SHARES                   CLASS II
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005         2004(b)
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (85,971)  $   (159,316)  $          9   $        239
   Net realized gain (loss) on investments......       434,542        636,171             10             52
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       620,882      3,824,409             (6)             9
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       969,453      4,301,264             13            300
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,797,297      6,086,408         (1,079)         2,172
   Cost of insurance............................    (1,076,089)    (2,055,338)         1,283         (2,392)
   Policyowners' surrenders.....................      (857,914)    (1,398,406)            --             --
   Net transfers from (to) Fixed Account........      (277,676)      (223,624)            --             --
   Transfers between Investment Divisions.......      (383,881)      (137,788)            --            626
   Policyowners' death benefits.................        (1,111)       (43,360)            --             --
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       200,626      2,227,892            204            406
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         1,226         (5,014)            --             --
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     1,171,305      6,524,142            217            706
NET ASSETS:
   Beginning of period..........................    32,311,202     25,787,060            706             --
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 33,482,507   $ 32,311,202   $        923   $        706
                                                  ============   ============   ============   ============

                                                      AMERICAN CENTURY VP
                                                        INTERNATIONAL--
                                                           CLASS II
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        577   $      1,432
   Net realized gain (loss) on investments......            66         15,301
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............          (810)          (750)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................          (167)        15,983
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,459          3,290
   Cost of insurance............................        (2,644)        (2,990)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........         1,469          2,961
   Transfers between Investment Divisions.......        39,558       (173,661)
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        40,842       (170,400)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        40,675       (154,417)
NET ASSETS:
   Beginning of period..........................        53,357        207,774
                                                  ------------   ------------
   End of period................................  $     94,032   $     53,357
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                    ALGER AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                    LEVERAGED
        SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--                      ALL CAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $    (43,488)  $    (87,816)  $   (182,032)  $    639,198   $   (197,931)  $    366,761   $         --   $         --
         474,078         92,982        181,840        239,029        433,521        166,039             82          8,552
              --             --             --             --             --             --             --             --
        (545,465)     1,688,097        748,679      2,322,792        567,951      5,813,929            645          1,648
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (114,875)     1,693,263        748,487      3,201,019        803,541      6,346,729            727         10,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,483,165      4,114,185      4,994,947     10,290,394      5,793,175     11,917,828          2,375         16,171
        (655,732)    (1,048,642)    (2,419,012)    (4,887,051)    (2,470,129)    (4,825,509)        (1,054)        (4,788)
        (293,801)      (415,259)    (1,430,245)    (2,894,346)    (1,907,060)    (2,498,054)            --             --
          88,217        597,398       (400,981)      (130,883)      (537,084)      (345,486)         1,469             --
         413,311      1,934,204     (2,089,507)      (967,312)    (1,112,351)      (516,866)            --          3,637
          (8,053)       (25,207)       (54,397)      (112,176)      (100,381)      (117,203)            --             --
      (5,081,248)            --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,054,141)     5,156,679     (1,399,195)     1,298,626       (333,830)     3,614,710          2,790         15,020
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,037         (1,335)         2,181         (3,148)         3,015         (4,927)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,166,979)     6,848,607       (648,527)     4,496,497        472,726      9,956,512          3,517         25,220
      20,487,658     13,639,051     59,631,122     55,134,625     67,601,411     57,644,899         63,693         38,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 17,320,679   $ 20,487,658   $ 58,982,595   $ 59,631,122   $ 68,074,137   $ 67,601,411   $     67,210   $     63,693
    ============   ============   ============   ============   ============   ============   ============   ============

             AMERICAN
            CENTURY VP                                                  DREYFUS IP                    DREYFUS VIF
              VALUE--                       CALVERT                 TECHNOLOGY GROWTH--          DEVELOPING LEADERS--
             CLASS II                   SOCIAL BALANCED               INITIAL SHARES                INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $      6,970   $      1,607   $    (10,154)  $     45,397   $    (15,470)  $    (26,835)  $         --   $        449
         (30,782)         1,974        (11,430)       (37,274)        43,954        209,871          1,238          1,983
          97,719          1,475             --             --             --             --             --             --
         (97,927)        57,602         75,762        263,610       (493,912)       (47,810)        (1,166)        18,578
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (24,020)        62,658         54,178        271,733       (465,428)       135,226             72         21,010
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,518        115,320        404,585        762,425      1,230,306      1,939,022          3,682         47,343
         (10,543)       (11,550)      (147,656)      (278,546)      (357,793)      (574,276)        (4,200)        (7,049)
              --             --        (95,164)      (142,537)      (124,254)      (155,762)            --             --
              --             62          5,127         71,691             23        316,414          1,518         14,212
        (706,093)       618,196            306        (26,639)      (330,384)     1,373,719             --         68,609
              --             --             --         (1,378)        (5,508)       (10,370)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (712,118)       722,028        167,198        385,016        412,390      2,888,747          1,000        123,115
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --            115           (223)           967            (95)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (736,138)       784,686        221,491        656,526        (52,071)     3,023,878          1,072        144,125
         973,233        188,547      3,930,663      3,274,137      7,230,757      4,206,879        279,398        135,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    237,095   $    973,233   $  4,152,154   $  3,930,663   $  7,178,686   $  7,230,757   $    280,470   $    279,398
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                        FIDELITY(R) VIP              FIDELITY(R) VIP
                                                        CONTRAFUND(R)--              EQUITY-INCOME--
                                                         INITIAL CLASS                INITIAL CLASS
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     10,649   $   (287,163)  $   650,944   $   350,716
   Net realized gain (loss) on investments......       (51,976)      (305,420)      (15,098)       73,695
   Realized gain distribution received..........        23,014             --     1,724,741       140,913
   Change in unrealized appreciation
     (depreciation) on investments..............     4,234,161     15,619,330    (3,102,559)    4,051,882
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................     4,215,848     15,026,747      (741,972)    4,617,206
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,227,944     20,397,002     4,669,811     8,744,418
   Cost of insurance............................    (4,171,260)    (7,521,078)   (1,686,877)   (3,064,920)
   Policyowners' surrenders.....................    (2,866,212)    (4,185,074)     (873,419)   (1,506,291)
   Net transfers from (to) Fixed Account........      (628,922)      (568,790)      (30,255)      910,567
   Transfers between Investment Divisions.......     5,694,213      4,381,238       538,534     1,691,989
   Policyowners' death benefits.................       (47,703)      (111,298)      (54,283)      (20,837)
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........     9,208,060     12,392,000     2,563,511     6,754,926
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         3,874        (14,960)        3,896        (2,939)
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........    13,427,782     27,403,787     1,825,435    11,369,193
NET ASSETS:
   Beginning of period..........................   120,302,602     92,898,815    48,525,481    37,156,288
                                                  ------------   ------------   -----------   -----------
   End of period................................  $133,730,384   $120,302,602   $50,350,916   $48,525,481
                                                  ============   ============   ===========   ===========

                                                        FIDELITY(R) VIP
                                                           GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      1,569   $        672
   Net realized gain (loss) on investments......           443            659
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        (8,370)         9,884
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        (6,358)        11,215
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,858         44,953
   Cost of insurance............................        (3,016)        (5,036)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            --             --
   Transfers between Investment Divisions.......         8,064          7,834
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........         7,906         47,751
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........         1,548         58,966
NET ASSETS:
   Beginning of period..........................       316,474        257,508
                                                  ------------   ------------
   End of period................................  $    318,022   $    316,474
                                                  ============   ============

                                                      JANUS ASPEN SERIES           JANUS ASPEN SERIES
                                                          BALANCED--                MID CAP GROWTH--
                                                     INSTITUTIONAL SHARES         INSTITUTIONAL SHARES
                                                  ---------------------------   -------------------------
                                                      2005           2004          2005          2004
                                                  -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $  1,089,799   $  1,722,947   $        --   $        --
   Net realized gain (loss) on investments......      (271,348)      (553,785)          237         1,386
   Realized gain distribution received..........            --             --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............       301,646      6,474,058           317        14,278
                                                  ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................     1,120,097      7,643,220           554        15,664
                                                  ------------   ------------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     9,819,132     21,504,020         3,412       180,694
   Cost of insurance............................    (3,676,218)    (7,383,831)       (2,054)       (3,677)
   Policyowners' surrenders.....................    (2,376,645)    (4,398,848)           --            --
   Net transfers from (to) Fixed Account........      (873,199)    (1,209,772)           --        54,382
   Transfers between Investment Divisions.......    (2,636,099)    (5,687,509)           --      (160,597)
   Policyowners' death benefits.................      (103,721)      (118,601)           --            --
                                                  ------------   ------------   -----------   -----------
     Net contributions and (withdrawals)........       153,250      2,705,459         1,358        70,802
                                                  ------------   ------------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         3,288         (7,255)           --            --
                                                  ------------   ------------   -----------   -----------
       Increase (decrease) in net assets........     1,276,635     10,341,424         1,912        86,466
NET ASSETS:
   Beginning of period..........................   105,158,991     94,817,567       113,709        27,243
                                                  ------------   ------------   -----------   -----------
   End of period................................  $106,435,626   $105,158,991   $   115,621   $   113,709
                                                  ============   ============   ===========   ===========

                                                      JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH--
                                                     INSTITUTIONAL SHARES
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    538,721   $    424,267
   Net realized gain (loss) on investments......    (3,013,685)    (4,269,474)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (767,909)     7,910,065
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................    (3,242,873)     4,064,858
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     9,857,194     21,773,467
   Cost of insurance............................    (3,592,851)    (7,430,235)
   Policyowners' surrenders.....................    (2,746,785)    (4,231,514)
   Net transfers from (to) Fixed Account........    (1,036,969)    (1,683,720)
   Transfers between Investment Divisions.......    (4,114,510)    (5,572,441)
   Policyowners' death benefits.................       (52,422)      (143,802)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (1,686,343)     2,711,755
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...         8,185         (9,480)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (4,921,031)     6,767,133
NET ASSETS:
   Beginning of period..........................   101,206,467     94,439,334
                                                  ------------   ------------
   End of period................................  $ 96,285,436   $101,206,467
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
            INDEX 500--             INVESTMENT GRADE BOND--              MID CAP--                    OVERSEAS--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $     15,357   $     16,073   $      1,053   $      3,713   $         --   $         --   $      3,714   $      3,662
           1,533         51,966           (107)        (1,179)       115,350        154,805            873         96,530
              --             --            636          2,671         30,105             --          2,907             --
         (24,868)        (7,289)         3,036         (2,073)      (117,459)       100,356        (15,528)       (34,909)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,978)        60,750          4,618          3,132         27,996        255,161         (8,034)        65,283
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          25,569        232,110           (368)         4,507          8,182        354,162          3,195        156,646
         (10,222)       (26,535)           550         (2,216)       (46,096)       (73,111)        (6,161)       (13,168)
              --             --             --             --             --       (220,985)            --             --
              --         27,753            103        (66,393)           104         12,342          1,469          1,000
         (24,318)          (990)       157,853             --         34,949        840,682         46,949       (193,168)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,971)       232,338        158,138        (64,102)        (2,861)       913,090         45,452        (48,690)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (16,949)       293,088        162,756        (60,970)        25,135      1,168,251         37,418         16,593
         906,431        613,343         28,145         89,115      1,800,238        631,987        525,354        508,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    889,482   $    906,431   $    190,901   $     28,145   $  1,825,373   $  1,800,238   $    562,772   $    525,354
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                        MFS(R)                        MFS(R)                        MFS(R)
     INVESTORS TRUST SERIES--       NEW DISCOVERY SERIES--           RESEARCH SERIES--            UTILITIES SERIES--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005         2004(a)          2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $        318   $        338   $         --   $         --   $          1   $         --   $        113   $         68
              60           (120)            29             19             --             23          3,555            485
              --             --             --             --             --             --             --             --
            (627)         5,766         (2,667)         6,871             (3)             3         (1,261)         2,634
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (249)         5,984         (2,638)         6,890             (2)            26          2,407          3,187
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             350            980             --         33,469            262            735            525            599
          (1,511)        (2,991)          (658)          (655)          (340)          (681)        (1,406)        (1,656)
              --             --             --             --             --             --             --             --
              --             --          1,958             --             --             --             --             --
              --             --             --            659             --             --         14,996         11,947
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,161)        (2,011)         1,300         33,473            (78)            54         14,115         10,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,410)         3,973         (1,338)        40,363            (80)            80         16,522         14,077
          58,227         54,254         62,164         21,801             80             --         18,636          4,559
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     56,817   $     58,227   $     60,826   $     62,164   $         --   $         80   $     35,158   $     18,636
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                       NEUBERGER BERMAN                T. ROWE PRICE
                                                     AMT MID-CAP GROWTH--              EQUITY INCOME
                                                            CLASS I                      PORTFOLIO
                                                  ---------------------------   ---------------------------
                                                      2005           2004           2005           2004
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         --   $    185,329   $    320,293
   Net realized gain (loss) on investments......         1,852            650         56,234        217,733
   Realized gain distribution received..........            --             --        277,095        702,727
   Change in unrealized appreciation
     (depreciation) on investments..............          (145)        11,014       (736,433)     2,731,173
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         1,707         11,664       (217,775)     3,971,926
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,858         14,442      4,297,665      7,172,129
   Cost of insurance............................        (3,103)        (4,688)    (1,271,969)    (1,938,028)
   Policyowners' surrenders.....................            --             --       (614,161)    (1,306,945)
   Net transfers from (to) Fixed Account........            --            132        324,278        661,880
   Transfers between Investment Divisions.......        (3,669)        22,647      4,951,323      5,305,135
   Policyowners' death benefits.................            --             --        (31,481)       (10,494)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........        (3,914)        32,533      7,655,655      9,883,677
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --          1,877         (2,492)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........        (2,207)        44,197      7,439,757     13,853,111
NET ASSETS:
   Beginning of period..........................        83,418         39,221     34,837,395     20,984,284
                                                  ------------   ------------   ------------   ------------
   End of period................................  $     81,211   $     83,418   $ 42,277,152   $ 34,837,395
                                                  ============   ============   ============   ============

                                                         T. ROWE PRICE
                                                       LIMITED-TERM BOND
                                                           PORTFOLIO
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      2,581   $      6,179
   Net realized gain (loss) on investments......          (447)        (1,015)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............          (501)        (2,118)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         1,633          3,046
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        (2,103)         2,096
   Cost of insurance............................           275         (5,474)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            --       (106,796)
   Transfers between Investment Divisions.......        (7,400)            --
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        (9,228)      (110,174)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        (7,595)      (107,128)
NET ASSETS:
   Beginning of period..........................       162,093        269,221
                                                  ------------   ------------
   End of period................................  $    154,498   $    162,093
                                                  ============   ============

                                                          VAN KAMPEN
                                                    UIF U.S. REAL ESTATE--
                                                            CLASS I
                                                  ---------------------------
                                                      2005           2004
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         97
   Net realized gain (loss) on investments......           139        (17,111)
   Realized gain distribution received..........            --            112
   Change in unrealized appreciation
     (depreciation) on investments..............         1,392          1,766
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         1,531        (15,136)
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         2,822          5,100
   Cost of insurance............................          (961)        (1,930)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            --          7,070
   Transfers between Investment Divisions.......            --         18,292
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........         1,861         28,532
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........         3,392         13,396
NET ASSETS:
   Beginning of period..........................        16,976          3,580
                                                  ------------   ------------
   End of period................................  $     20,368   $     16,976
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

              VAN ECK                                                   VAN KAMPEN                    VAN KAMPEN
             WORLDWIDE                      VAN ECK                    UIF EMERGING                  UIF EMERGING
             ABSOLUTE                      WORLDWIDE                  MARKETS DEBT--               MARKETS EQUITY--
              RETURN                      HARD ASSETS                     CLASS I                       CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005         2004(b)          2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
    $         --   $         --   $        127   $        888   $         --   $      1,416   $    (68,257)  $     13,429
              --           (163)           833           (335)            35             14        483,076        377,858
              --             --             --             --             --            662             --             --
              --             --         10,343          2,567          1,416            (19)       811,250      3,658,564
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --           (163)        11,303          3,120          1,451          2,073      1,226,069      4,049,851
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             (1)        13,087          5,134             --          1,710      1,924,962      3,447,555
              --           (887)        (3,923)        (3,767)          (409)          (328)      (807,114)    (1,303,882)
              --             --             --             --             --             --       (736,864)      (577,471)
              --             --          1,469          7,502          1,959             --        (60,527)        36,120
              --          1,051         69,000         14,104             --             --      1,847,146         51,107
              --             --             --             --             --             --        (19,285)       (13,294)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --            163         79,633         22,973          1,550          1,382      2,148,318      1,640,135
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --            690         (5,682)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --         90,936         26,093          3,001          3,455      3,375,077      5,684,304
              --             --         30,491          4,398         23,554         20,099     22,542,548     16,858,244
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $         --   $         --   $    121,427   $     30,491   $     26,555   $     23,554   $ 25,917,625   $ 22,542,548
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers fifty-four variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-nine of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Balanced, MainStay VP Basic Value (formerly MainStay VP Dreyfus Large Company Value), MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Floating Rate, MainStay VP Government, MainStay VP Growth (formerly MainStay VP Eagle Asset Management Growth Equity), MainStay VP High Yield Corporate Bond, MainStay VP Income & Growth (formerly MainStay VP American Century Income & Growth), MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, Alger American Small Capitalization - Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Basic Value (formerly MainStay VP Dreyfus Large Company Value), MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Floating Rate, MainStay VP Government, MainStay VP Growth (formerly MainStay VP Eagle Asset Management Growth Equity), MainStay VP High Yield Corporate Bond, MainStay VP Income & Growth (formerly MainStay VP American Century Income & Growth), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Total Return, MainStay VP Value, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) -

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-Cap Growth - Class I, PIMCO Global
Bond - Administrative Class Shares, PIMCO Low Duration - Administrative Class Shares, PIMCO Real Return - Administrative Class Shares, PIMCO Total
Return - Administrative Class Shares, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: PIMCO Global Bond - Administrative Class Shares, PIMCO Low Duration - Administrative Class Shares, PIMCO Real
Return - Administrative Class Shares, PIMCO Total Return - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2005, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Number of shares..................         626             814           1,986           10,357         34,551
Identified cost...................     $ 6,291         $ 8,062         $26,998         $225,679        $34,551


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Number of shares..................       1,195           1,950           2,351           9,806           1,582
Identified cost...................     $13,969         $18,933         $24,944        $215,574         $14,719

  Investment activity for the six months ended June 30, 2005, was as follows:


                                                     MAINSTAY VP                     MAINSTAY VP
                                     MAINSTAY VP        BASIC        MAINSTAY VP       CAPITAL       MAINSTAY VP
                                     BALANCED--        VALUE--         BOND--       APPRECIATION--      CASH
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                    ----------------------------------------------------------------------------
Purchases.........................     $ 6,296         $ 1,021         $ 1,791         $  2,503        $15,624
Proceeds from sales...............           5             407           1,998           11,397         14,362


                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP
                                       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Purchases.........................     $ 4,629         $ 5,403         $ 6,741        $  9,965         $ 2,764
Proceeds from sales...............       7,435           6,102           6,805           6,295           5,867

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                           MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                                          HIGH YIELD       MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP       MAINSTAY VP       CORPORATE        INCOME &
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--       GROWTH--          BOND--          GROWTH--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
           4,787          2,831           2,075             1,833             1,481            8,924              659
        $106,685        $29,265         $20,557           $20,157           $16,265          $81,566           $6,661


      MAINSTAY VP
     INTERNATIONAL
       EQUITY--
     INITIAL CLASS
     -------------
          2,105
        $25,664

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
           3,488          4,079               2             1,600               --               13             30
        $ 60,857        $61,366         $    62           $25,332          $     1          $    89         $  251


        CALVERT
        SOCIAL
       BALANCED
     -------------
          2,187
        $ 3,855

                                                                                           MAINSTAY VP
      MAINSTAY VP                     MAINSTAY VP                                          HIGH YIELD       MAINSTAY VP
        COMMON        MAINSTAY VP       FLOATING        MAINSTAY VP       MAINSTAY VP       CORPORATE        INCOME &
        STOCK--      CONVERTIBLE--       RATE--         GOVERNMENT--       GROWTH--          BOND--          GROWTH--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
     -------------------------------------------------------------------------------------------------------------------
        $  2,193        $ 1,709         $20,558           $ 1,148           $   841          $ 6,890           $  852
           3,784          1,852               1             1,800             1,540            6,397              221


      MAINSTAY VP
     INTERNATIONAL
       EQUITY--
     INITIAL CLASS
     -------------
        $ 7,373
            238

                                         ALGER             ALGER           AMERICAN
      MAINSTAY VP                       AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
         TOTAL        MAINSTAY VP      LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       RETURN--         VALUE--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--     VALUE--
     INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
     ----------------------------------------------------------------------------------------------------------------
        $  1,342        $ 3,027         $     6           $ 2,692          $     2          $    42         $  109
           2,924          3,555               3             2,576                2                1            717


        CALVERT
        SOCIAL
       BALANCED
     -------------
        $   340
            183

--------------------------------------------------------------------------------


                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--       INCOME--         GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    ----------------------------------------------------------------------------------------
Number of shares..................          879                 7               4,871             2,121               10
Identified cost...................       $7,129              $231            $110,945           $47,854             $282

                                         MFS(R)             MFS(R)                                           NEUBERGER
                                       INVESTORS             NEW             MFS(R)            MFS(R)        BERMAN AMT
                                         TRUST            DISCOVERY         RESEARCH         UTILITIES        MID-CAP
                                        SERIES--           SERIES--         SERIES--          SERIES--        GROWTH--
                                     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS      CLASS I
                                    -----------------------------------------------------------------------------------
Number of shares..................            3                 4                 --                2              4
Identified cost...................       $   54              $ 56           $     --          $    33           $ 67

                                                                                              FIDELITY(R)
                                       DREYFUS IP        DREYFUS VIF        FIDELITY(R)           VIP           FIDELITY(R)
                                       TECHNOLOGY         DEVELOPING            VIP             EQUITY-             VIP
                                        GROWTH--          LEADERS--       CONTRAFUND(R)--       INCOME--         GROWTH--
                                     INITIAL SHARES     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                    ----------------------------------------------------------------------------------------
Purchases.........................       $1,077              $  5            $ 10,915           $ 6,162             $ 12
Proceeds from sales...............          680                 4               1,661             1,219                3

                                         MFS(R)             MFS(R)                                           NEUBERGER
                                       INVESTORS             NEW             MFS(R)            MFS(R)        BERMAN AMT
                                         TRUST            DISCOVERY         RESEARCH         UTILITIES        MID-CAP
                                        SERIES--           SERIES--         SERIES--          SERIES--        GROWTH--
                                     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS    INITIAL CLASS      CLASS I
                                    -----------------------------------------------------------------------------------
Purchases.........................       $    1              $  2           $     --          $    29           $  3
Proceeds from sales...............            2                 1                 --               15              7

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                      JANUS ASPEN     JANUS ASPEN
                     FIDELITY(R)                                      JANUS ASPEN       SERIES          SERIES
     FIDELITY(R)         VIP          FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE
         VIP          INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--
     INDEX 500--     GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES
    --------------------------------------------------------------------------------------------------------------
             7             15               60              33             4,368              4           3,742
       $   852           $188           $1,709            $523          $101,988        $    98        $122,795

                                                                   VAN KAMPEN   VAN KAMPEN
                                                                      UIF          UIF
       T. ROWE         T. ROWE          VAN ECK                     EMERGING     EMERGING     VAN KAMPEN
        PRICE           PRICE          WORLDWIDE       VAN ECK      MARKETS      MARKETS       UIF U.S.
    EQUITY INCOME    LIMITED-TERM      ABSOLUTE       WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      PORTFOLIO     BOND PORTFOLIO      RETURN       HARD ASSETS    CLASS I      CLASS I        CLASS I
    ------------------------------------------------------------------------------------------------------
         1,930             31               --             6               3       2,226              1
       $38,197           $160           $   --          $108        $     23     $17,566       $     17

                                                                                      JANUS ASPEN     JANUS ASPEN
                     FIDELITY(R)                                      JANUS ASPEN       SERIES          SERIES
     FIDELITY(R)         VIP          FIDELITY(R)     FIDELITY(R)       SERIES          MID CAP        WORLDWIDE
         VIP          INVESTMENT          VIP             VIP         BALANCED--       GROWTH--        GROWTH--
     INDEX 500--     GRADE BOND--      MID CAP--      OVERSEAS--     INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS      SHARES          SHARES          SHARES
    --------------------------------------------------------------------------------------------------------------
       $    36           $162           $  816            $ 59          $  4,772        $     3        $  3,161
            30              2              789               7             3,526              2           4,312

                                                                   VAN KAMPEN   VAN KAMPEN
                                                                      UIF          UIF
       T. ROWE         T. ROWE          VAN ECK                     EMERGING     EMERGING     VAN KAMPEN
        PRICE           PRICE          WORLDWIDE       VAN ECK      MARKETS      MARKETS       UIF U.S.
    EQUITY INCOME    LIMITED-TERM      ABSOLUTE       WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      PORTFOLIO     BOND PORTFOLIO      RETURN       HARD ASSETS    CLASS I      CLASS I        CLASS I
    ------------------------------------------------------------------------------------------------------
       $ 8,534           $  4           $   --          $ 84        $      2     $ 3,380       $      3
           407             11               --             4              --       1,297              1

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:


                                          MAINSTAY VP             MAINSTAY VP                     MAINSTAY VP
                                          BALANCED--             BASIC VALUE--                      BOND--
                                         INITIAL CLASS           INITIAL CLASS                   INITIAL CLASS
                                         -------------   -----------------------------   -----------------------------
                                            2005(C)          2005            2004            2005            2004
                                         -----------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         587              21              63              45             100
Units redeemed.........................          --              (7)            (22)            (88)           (168)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............         587              14              41             (43)            (68)
                                            =======         =======         =======         =======         =======
GROUP 2 POLICIES
Units issued...........................          25              45             141              63             149
Units redeemed.........................          --             (33)            (63)            (47)            (85)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          25              12              78              16              64
                                            =======         =======         =======         =======         =======
GROUP 3 POLICIES
Units issued...........................          --               1               4               3              21
Units redeemed.........................          --              --              --             (17)             (2)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          --               1               4             (14)             19
                                            =======         =======         =======         =======         =======
GROUP 4 POLICIES
Units issued...........................          14              38              77              73             127
Units redeemed.........................          --              (8)            (11)            (20)            (35)
                                            -------         -------         -------         -------         -------
  Net increase (decrease)..............          14              30              66              53              92
                                            =======         =======         =======         =======         =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MAINSTAY VP                                                     MAINSTAY VP                     MAINSTAY VP
       CAPITAL APPRECIATION--                MAINSTAY VP                   COMMON STOCK--                   CONVERTIBLE--
            INITIAL CLASS                  CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
           749           1,685           2,575           1,878             172             394              39             113
        (1,212)         (1,823)         (3,221)         (3,156)           (239)           (431)            (76)            (51)
       -------         -------         -------         -------         -------         -------         -------         -------
          (463)           (138)           (646)         (1,278)            (67)            (37)            (37)             62
       =======         =======         =======         =======         =======         =======         =======         =======
           828           1,874           1,568           3,681             298             696             120             287
          (820)         (1,251)         (1,887)         (5,637)           (286)           (452)           (114)           (185)
       -------         -------         -------         -------         -------         -------         -------         -------
             8             623            (319)         (1,956)             12             244               6             102
       =======         =======         =======         =======         =======         =======         =======         =======
             4               9           1,285           2,097               5              15              --               4
            (1)             (2)           (418)         (1,558)             (1)             (2)             (1)             (1)
       -------         -------         -------         -------         -------         -------         -------         -------
             3               7             867             539               4              13              (1)              3
       =======         =======         =======         =======         =======         =======         =======         =======
           109             234           3,917           5,478              67             163              76             196
           (56)            (56)         (2,604)         (3,560)            (37)            (36)            (31)            (39)
       -------         -------         -------         -------         -------         -------         -------         -------
            53             178           1,313           1,918              30             127              45             157
       =======         =======         =======         =======         =======         =======         =======         =======


       MAINSTAY VP
     FLOATING RATE--
      INITIAL CLASS
     ---------------
         2005(C)
     ---------------
           2,045
              --
         -------
           2,045
         =======
              12
              --
         -------
              12
         =======
              --
              --
         -------
              --
         =======
               7
              --
         -------
               7
         =======

--------------------------------------------------------------------------------



                                                  MAINSTAY VP                     MAINSTAY VP
                                                 GOVERNMENT--                      GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         34              80              45             100
Units redeemed.........................        (85)           (122)           (118)            (44)
                                             -----           -----           -----           -----
  Net increase (decrease)..............        (51)            (42)            (73)             56
                                             =====           =====           =====           =====
GROUP 2 POLICIES
Units issued...........................         44             111             147             370
Units redeemed.........................        (40)           (131)           (183)           (343)
                                             -----           -----           -----           -----
  Net increase (decrease)..............          4             (20)            (36)             27
                                             =====           =====           =====           =====
GROUP 3 POLICIES
Units issued...........................          3               6              --               3
Units redeemed.........................         (1)             (3)             --              --
                                             -----           -----           -----           -----
  Net increase (decrease)..............          2               3              --               3
                                             =====           =====           =====           =====
GROUP 4 POLICIES
Units issued...........................         43              90              38              91
Units redeemed.........................        (23)            (27)            (25)            (31)
                                             -----           -----           -----           -----
  Net increase (decrease)..............         20              63              13              60
                                             =====           =====           =====           =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


            MainStay VP                                                 MainStay VP                   MainStay VP
            High Yield                    MainStay VP                  International                    Mid Cap
         Corporate Bond--              Income & Growth--                 Equity--                       Core--
           Initial Class                 Initial Class                 Initial Class                 Initial Class
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2005           2004           2005           2004           2005           2004           2005           2004
    ---------------------------------------------------------------------------------------------------------------------
         119            314             22             40            235            269            171            259
        (252)          (290)           (11)           (14)           (42)           (77)          (564)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
        (133)            24             11             26            193            192           (393)           236
       =====          =====          =====          =====          =====          =====          =====          =====
         173            399             41            104            204            264            114            170
         (99)          (159)           (23)           (48)           (26)           (58)           (22)           (27)
       -----          -----          -----          -----          -----          -----          -----          -----
          74            240             18             56            178            206             92            143
       =====          =====          =====          =====          =====          =====          =====          =====
           3             26             --             10             --             --             --             --
          (3)           (21)            --            (35)            --             --             --             --
       -----          -----          -----          -----          -----          -----          -----          -----
          --              5             --            (25)            --             --             --             --
       =====          =====          =====          =====          =====          =====          =====          =====
         245            398             34             53            129            168            115            157
         (56)           (71)            (6)           (10)           (22)           (22)           (19)           (23)
       -----          -----          -----          -----          -----          -----          -----          -----
         189            327             28             43            107            146             96            134
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------


                                                  MAINSTAY VP                     MAINSTAY VP
                                                    MID CAP                         MID CAP
                                                   GROWTH--                         VALUE--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        235             283             287             344
Units redeemed.........................       (549)            (44)           (556)            (66)
                                            ------          ------          ------          ------
  Net increase (decrease)..............       (314)            239            (269)            278
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        130             264             159             280
Units redeemed.........................        (39)            (53)            (43)            (70)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         91             211             116             210
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         --              --              --              --
Units redeemed.........................         --              --              --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         --              --              --              --
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        176             280             187             255
Units redeemed.........................        (36)            (47)            (32)            (41)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        140             233             155             214
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             MainStay VP                     MainStay VP
               S&P 500                        Small Cap                      MainStay VP                     MainStay VP
               Index--                        Growth--                     Total Return--                      Value--
            Initial Class                   Initial Class                   Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2005            2004            2005            2004            2005            2004            2005            2004
    -----------------------------------------------------------------------------------------------------------------------------
          357             804              65             177             151             336             146             311
         (402)           (799)           (538)            (41)           (242)           (382)           (210)           (310)
       ------          ------          ------          ------          ------          ------          ------          ------
          (45)              5            (473)            136             (91)            (46)            (64)              1
       ======          ======          ======          ======          ======          ======          ======          ======
          728           1,641              84             239             145             306             134             322
         (555)           (961)            (41)            (69)           (129)           (177)           (112)           (177)
       ------          ------          ------          ------          ------          ------          ------          ------
          173             680              43             170              16             129              22             145
       ======          ======          ======          ======          ======          ======          ======          ======
           10              61              --              --              --              10              24              27
          (32)            (28)             --              --              --              (1)             (4)             (8)
       ------          ------          ------          ------          ------          ------          ------          ------
          (22)             33              --              --              --               9              20              19
       ======          ======          ======          ======          ======          ======          ======          ======
          464           1,070             135             228              45             105              87             192
         (109)           (152)            (30)            (42)            (19)            (24)            (38)            (42)
       ------          ------          ------          ------          ------          ------          ------          ------
          355             918             105             186              26              81              49             150
       ======          ======          ======          ======          ======          ======          ======          ======

--------------------------------------------------------------------------------


                                                                 ALGER
                                         ALGER AMERICAN        AMERICAN        AMERICAN CENTURY VP
                                            LEVERAGED            SMALL              INFLATION
                                            ALL CAP--      CAPITALIZATION--        PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES           CLASS II
                                         ---------------   -----------------   --------------------
                                          2005     2004     2005      2004       2005      2004(b)
                                         ----------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      107       272         --          --
Units redeemed.........................      --       --     (131)     (278)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --      (24)       (6)        --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 2 POLICIES
Units issued...........................      --       --      151       374         --          --
Units redeemed.........................      --       --     (115)     (248)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       36       126         --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 3 POLICIES
Units issued...........................      --        2       --        24         --          --
Units redeemed.........................      --       --      (24)       (3)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --        2      (24)       21         --          --
                                         ======   ======   ======    ======     ======      ======
GROUP 4 POLICIES
Units issued...........................      --       --       51       103         --          --
Units redeemed.........................      --       --      (19)      (16)        --          --
                                         ------   ------   ------    ------     ------      ------
  Net increase (decrease)..............      --       --       32        87         --          --
                                         ======   ======   ======    ======     ======      ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                             AMERICAN                           DREYFUS IP        DREYFUS VIF
     American Century       Century VP          CALVERT         TECHNOLOGY        DEVELOPING
    VP International--        Value--           SOCIAL           GROWTH--          LEADERS--
         Class II            Class II          BALANCED       INITIAL SHARES    INITIAL SHARES
    -------------------   ---------------   ---------------   ---------------   ---------------
      2005       2004      2005     2004     2005     2004     2005     2004     2005     2004
    -------------------------------------------------------------------------------------------
         --         --        --       --        8       16       36      195       --       --
         --         --        --       --       (7)     (13)     (48)     (29)      --       --
     ------     ------    ------   ------   ------   ------   ------   ------   ------   ------
         --         --        --       --        1        3      (12)     166       --       --
     ======     ======    ======   ======   ======   ======   ======   ======   ======   ======
         --         --        --       --       17       35       36       91       --       --
         --         --        --       --      (17)     (24)     (29)     (31)      --       --
     ------     ------    ------   ------   ------   ------   ------   ------   ------   ------
         --         --        --       --       --       11        7       60       --       --
     ======     ======    ======   ======   ======   ======   ======   ======   ======   ======
          3         --        --       53       --       --        2        2       --       10
         --        (13)      (51)      (1)      --       --       --       (1)      --       (1)
     ------     ------    ------   ------   ------   ------   ------   ------   ------   ------
          3        (13)      (51)      52       --       --        2        1       --        9
     ======     ======    ======   ======   ======   ======   ======   ======   ======   ======
         --         --        --       --       16       25       63      113       --       --
         --         --        --       --       (3)      (5)     (24)     (27)      --       --
     ------     ------    ------   ------   ------   ------   ------   ------   ------   ------
         --         --        --       --       13       20       39       86       --       --
     ======     ======    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                                  FIDELITY(R)                     FIDELITY(R)
                                                      VIP                             VIP
                                                CONTRAFUND(R)--                 EQUITY-INCOME--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2005            2004            2005            2004
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        326             574             117             298
Units redeemed.........................       (229)           (409)            (94)           (157)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         97             165              23             141
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        483             835             134             315
Units redeemed.........................       (211)           (395)            (81)           (156)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        272             440              53             159
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         61              51               4              27
Units redeemed.........................         (2)             (3)             (1)            (61)
                                            ------          ------          ------          ------
  Net increase (decrease)..............         59              48               3             (34)
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        266             363             150             291
Units redeemed.........................        (54)            (72)            (31)            (42)
                                            ------          ------          ------          ------
  Net increase (decrease)..............        212             291             119             249
                                            ======          ======          ======          ======


                                                  FIDELITY(R)
                                                 VIP GROWTH--
                                                 INITIAL CLASS
                                         -----------------------------
                                             2005            2004
                                         -----------------------------
GROUP 1 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 2 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======
GROUP 3 POLICIES
Units issued...........................          1               7
Units redeemed.........................         --              (1)
                                            ------          ------
  Net increase (decrease)..............          1               6
                                            ======          ======
GROUP 4 POLICIES
Units issued...........................         --              --
Units redeemed.........................         --              --
                                            ------          ------
  Net increase (decrease)..............         --              --
                                            ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2005     2004     2005     2004     2005     2004     2005     2004      2005        2004
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       145         340
        --       --       --       --       --       --       --       --      (187)       (474)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (42)       (134)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       424       1,024
        --       --       --       --       --       --       --       --      (437)       (787)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (13)        237
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
         2       26       14       --        1       85        4       14         2          11
        (3)      (5)      --       (5)      (3)     (22)      --      (18)       (1)         (5)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        (1)      21       14       (5)      (2)      63        4       (4)        1           6
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       158         311
        --       --       --       --       --       --       --       --       (55)        (75)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       103         236
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------


                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2005        2004        2005        2004       2005    2004
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         270         613         --      --
Units redeemed.........................       --          --        (418)       (695)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --        (148)        (82)        --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --         560       1,335         --      --
Units redeemed.........................       --          --        (548)     (1,022)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          12         313         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       --          21           1           5         --      --
Units redeemed.........................       --         (15)         (1)         (1)        --      (1)
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --           6          --           4         --      (1)
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --          91         177         --      --
Units redeemed.........................       --          --         (40)        (46)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          51         131         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                    NEUBERGER
         MFS(R)                                  MFS(R)            BERMAN AMT
      NEW DISCOVERY          MFS(R)             UTILITIES            MID-CAP
        SERIES--        RESEARCH SERIES--       SERIES--            GROWTH--
      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS          CLASS I
    -----------------   -----------------   -----------------   -----------------
     2005      2004      2005     2004(a)    2005      2004      2005      2004
    -----------------------------------------------------------------------------
        --        --        --        --        --        --        --        --
        --        --        --        --        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------
        --        --        --        --        --        --        --        --
    ======    ======    ======    ======    ======    ======    ======    ======
        --        --        --        --        --        --        --        --
        --        --        --        --        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------
        --        --        --        --        --        --        --        --
    ======    ======    ======    ======    ======    ======    ======    ======
        --         4        --        --         1         1         1         3
        --        --        --        --        --        --        (1)       --
    ------    ------    ------    ------    ------    ------    ------    ------
        --         4        --        --         1         1        --         3
    ======    ======    ======    ======    ======    ======    ======    ======
        --        --        --        --        --        --        --        --
        --        --        --        --        --        --        --        --
    ------    ------    ------    ------    ------    ------    ------    ------
        --        --        --        --        --        --        --        --
    ======    ======    ======    ======    ======    ======    ======    ======

--------------------------------------------------------------------------------


                                                            T. Rowe Price         Van Eck
                                          T. Rowe Price     Limited-Term         Worldwide
                                          Equity Income         Bond              Absolute
                                            Portfolio         Portfolio            Return
                                         ---------------   ---------------   ------------------
                                          2005     2004     2005     2004      2005     2004(b)
                                         ------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     262      377       --       --        --        --
Units redeemed.........................     (48)     (86)      --       --        --        --
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............     214      291       --       --        --        --
                                         ======   ======   ======   ======    ======    ======
GROUP 2 POLICIES
Units issued...........................     260      411       --       --        --        --
Units redeemed.........................     (76)    (148)      --       --        --        --
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............     184      263       --       --        --        --
                                         ======   ======   ======   ======    ======    ======
GROUP 3 POLICIES
Units issued...........................      10       13       --       --        --        --
Units redeemed.........................      (3)     (24)      (1)     (11)       --        --
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............       7      (11)      (1)     (11)       --        --
                                         ======   ======   ======   ======    ======    ======
GROUP 4 POLICIES
Units issued...........................     215      321       --       --        --        --
Units redeemed.........................     (40)     (51)      --       --        --        --
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............     175      270       --       --        --        --
                                         ======   ======   ======   ======    ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(b) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.
(c) For the period May 1, 2005 (Commencement of Operations) through June 30,
    2005.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
                       UIF EMERGING      UIF EMERGING        UIF U.S.
        Van Eck           Markets           MARKETS            REAL
       Worldwide          Debt--           EQUITY--          ESTATE--
      Hard Assets         Class I           CLASS I           CLASS I
    ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------
        --       --       --       --      138      141       --       --
        --       --       --       --      (85)     (97)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       53       44       --       --
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       74      122       --       --
        --       --       --       --      (42)     (90)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       32       32       --       --
    ======   ======   ======   ======   ======   ======   ======   ======
         5        2       --       --        1        5       --        1
        --       --       --       --       (1)      --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5        2       --       --       --        5       --        1
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       73       65       --       --
        --       --       --       --      (11)     (13)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       62       52       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001, and 2000:


                                                   MAINSTAY VP
                                                   BALANCED--                               MAINSTAY VP
                                                  INITIAL CLASS                     BASIC VALUE--INITIAL CLASS
                                                  -------------   ---------------------------------------------------------------
                                                      2005          2005       2004       2003       2002       2001       2000
                                                  -------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $  6,045     $  1,934   $  1,805   $  1,238   $    725   $    691   $     72
Units Outstanding...............................          587          185        171        130         96         70          7
Variable Accumulation Unit Value................     $  10.30     $  10.47   $  10.57   $   9.56   $   7.52   $   9.82   $  10.36
Total Return....................................         3.0%        (0.9%)     10.6%      27.1%     (23.4%)     (5.2%)      3.6%
Investment Income Ratio.........................           --           --       1.1%       0.9%       0.7%       1.2%
GROUP 2 POLICIES(b)
Net Assets......................................     $    260     $  5,437   $  5,346   $  4,035   $  2,364   $  2,001   $    560
Units Outstanding...............................           25          486        474        396        296        192         51
Variable Accumulation Unit Value................     $  10.31     $  11.18   $  11.28   $  10.18   $   8.00   $  10.42   $  10.96
Total Return....................................         3.1%        (0.8%)     10.8%      27.3%     (23.2%)     (4.9%)      6.0%
Investment Income Ratio.........................           --           --       1.1%       1.0%       0.7%       1.1%
GROUP 3 POLICIES
Net Assets......................................     $     --     $    127   $    118   $     63   $     10   $     --   $     --
Units Outstanding...............................           --           11         10          6          1         --         --
Variable Accumulation Unit Value................     $     --     $  11.69   $  11.76   $  10.56   $   8.26   $     --   $     --
Total Return....................................           --        (0.6%)     11.4%      27.9%     (17.4%)        --         --
Investment Income Ratio.........................           --           --       1.0%       1.3%       0.7%         --
GROUP 4 POLICIES
Net Assets......................................     $    144     $  1,574   $  1,234   $    407   $     74   $     --   $     --
Units Outstanding...............................           14          134        104         38          9         --         --
Variable Accumulation Unit Value................     $  10.31     $  11.78   $  11.85   $  10.64   $   8.31   $     --   $     --
Total Return....................................         3.1%        (0.6%)     11.4%      27.9%     (16.9%)        --         --
Investment Income Ratio.........................           --           --       1.4%       1.4%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                              MAINSTAY VP
                          BOND--INITIAL CLASS
    ---------------------------------------------------------------
      2005       2004       2003       2002       2001       2000
    ---------------------------------------------------------------
    $ 13,054   $ 13,637   $ 14,432   $ 13,958   $ 12,184   $  8,626
         679        722        790        793        753        578
    $  19.22   $  18.88   $  18.26   $  17.59   $  16.18   $  14.91
        1.8%       3.4%       3.8%       8.7%       8.5%       9.0%
          --       3.4%       4.1%       4.6%       5.4%
    $ 10,104   $  9,680   $  8,491   $  6,999   $  3,868   $    597
         710        694        630        540        325         55
    $  14.22   $  13.96   $  13.48   $  12.96   $  11.89   $  10.94
        1.9%       3.6%       4.0%       9.0%       8.7%       9.3%
          --       3.8%       4.3%       5.7%       9.6%
    $    361   $    528   $    292   $     55   $      7   $     --
          30         44         25          5          1         --
    $  12.21   $  11.95   $  11.48   $  10.99   $  10.04   $     --
        2.2%       4.1%       4.5%       9.5%       0.4%         --
          --       4.4%       5.2%       6.3%      53.8%
    $  3,447   $  2,747   $  1,614   $    552   $     --   $     --
         289        236        144         52         --         --
    $  11.91   $  11.66   $  11.20   $  10.72   $     --   $     --
        2.2%       4.1%       4.5%       7.2%         --         --
          --       4.4%       5.4%      16.2%         --


                               MAINSTAY VP
                   CAPITAL APPRECIATION--INITIAL CLASS
     ---------------------------------------------------------------
       2005       2004       2003       2002       2001       2000
     ---------------------------------------------------------------
     $164,690   $174,254   $171,100   $131,204   $185,293   $225,952
        8,426      8,889      9,027      8,730      8,468      7,873
     $  19.55   $  19.60   $  18.95   $  15.03   $  21.88   $  28.70
        (0.3%)      3.4%      26.1%     (31.4%)    (23.8%)    (11.3%)
           --       0.3%       0.2%       0.1%       0.1%
     $ 53,149   $ 53,193   $ 46,871   $ 30,458   $ 29,631   $ 15,454
        7,184      7,176      6,553      5,381      3,603      1,436
     $   7.40   $   7.41   $   7.15   $   5.66   $   8.22   $  10.76
        (0.2%)      3.6%      26.4%     (31.2%)    (23.6%)    (11.2%)
           --       0.3%       0.2%       0.1%       0.1%
     $    276   $    249   $    171   $     89   $     72   $     --
           29         26         19         13          7         --
     $   9.43   $   9.42   $   9.05   $   7.12   $  10.30   $     --
         0.1%       4.2%      27.0%     (30.9%)      3.0%         --
           --       0.3%       0.3%       0.1%       0.3%
     $  4,392   $  3,823   $  1,868   $    443   $     --   $     --
          415        362        184         55         --         --
     $  10.58   $  10.57   $  10.15   $   7.99   $     --   $     --
         0.1%       4.2%      27.0%     (20.1%)        --         --
           --       0.3%       0.3%       0.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                            MAINSTAY VP
                                                                          CASH MANAGEMENT
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 14,264   $ 15,071   $ 16,841   $ 25,473   $ 46,014   $ 40,729
Units Outstanding...............................    10,080     10,726     12,004     18,149     32,996     30,117
Variable Accumulation Unit Value................  $   1.42   $   1.41   $   1.40   $   1.40   $   1.39   $   1.35
Total Return....................................      0.7%       0.1%         --       0.6%       3.0%       5.5%
Investment Income Ratio.........................      2.1%       0.8%       0.7%       1.4%       3.7%
GROUP 2 POLICIES(b)
Net Assets......................................  $ 11,242   $ 11,507   $ 13,640   $ 13,871   $ 12,365   $  3,264
Units Outstanding...............................    10,004     10,323     12,279     12,508     11,244      3,067
Variable Accumulation Unit Value................  $   1.12   $   1.11   $   1.11   $   1.11   $   1.10   $   1.06
Total Return....................................      0.8%       0.3%       0.2%       0.8%       3.8%       5.0%
Investment Income Ratio.........................      2.1%       0.8%       0.7%       1.3%       3.4%
GROUP 3 POLICIES
Net Assets......................................  $  3,190   $  2,255   $  1,680   $  3,050   $    523   $     --
Units Outstanding...............................     3,033      2,166      1,627      2,974        517         --
Variable Accumulation Unit Value................  $   1.05   $   1.04   $   1.03   $   1.03   $   1.01   $     --
Total Return....................................      1.1%       0.8%       0.7%       2.0%       1.0%         --
Investment Income Ratio.........................      2.1%       0.8%       0.7%       1.2%       2.1%
GROUP 4 POLICIES
Net Assets......................................  $  5,814   $  4,412   $  2,431   $  1,472   $     --   $     --
Units Outstanding...............................     5,630      4,317      2,399      1,462         --         --
Variable Accumulation Unit Value................  $   1.03   $   1.02   $   1.01   $   1.01   $     --   $     --
Total Return....................................      1.1%       0.8%       0.7%       1.0%         --         --
Investment Income Ratio.........................      2.1%       0.9%       0.6%       1.0%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                              MAINSTAY VP                                      MAINSTAY VP
                      COMMON STOCK--INITIAL CLASS                       CONVERTIBLE--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 63,600   $ 65,117   $ 60,036   $ 46,902   $ 60,962   $ 69,704   $ 10,335   $ 11,056   $  9,403
       2,346      2,413      2,450      2,402      2,348      2,211        560        597        535
    $  27.11   $  26.99   $  24.50   $  19.53   $  25.96   $  31.53   $  18.44   $  18.52   $  17.58
        0.5%      10.1%      25.5%     (24.8%)    (17.7%)     (4.0%)     (0.4%)      5.4%      21.4%
          --       1.4%       1.1%       0.9%       0.7%                    --       2.1%       2.5%
    $ 31,180   $ 30,884   $ 25,743   $ 17,351   $ 15,533   $  7,403   $ 16,849   $ 16,830   $ 14,680
       3,050      3,038      2,794      2,368      1,598        628      1,299      1,293      1,191
    $  10.22   $  10.16   $   9.21   $   7.33   $   9.72   $  11.78   $  12.97   $  13.02   $  12.33
        0.6%      10.3%      25.7%     (24.6%)    (17.5%)     (3.8%)     (0.3%)      5.6%      21.6%
          --       1.5%       1.2%       1.1%       1.0%                    --       2.1%       2.5%
    $    378   $    342   $    181   $    135   $    178   $     --   $    243   $    259   $    209
          37         33         20         18         18         --         20         21         18
    $  10.33   $  10.25   $   9.24   $   7.31   $   9.65   $     --   $  12.26   $  12.27   $  11.57
        0.8%      10.9%      26.4%     (24.2%)     (3.5%)        --      (0.1%)      6.1%      22.2%
          --       1.8%       1.5%       0.9%       1.8%                    --       2.2%       2.8%
    $  3,723   $  3,337   $  1,665   $    429   $     --   $     --   $  4,388   $  3,837   $  1,791
         315        285        158         51         --         --        355        310        153
    $  11.81   $  11.72   $  10.57   $   8.36   $     --   $     --   $  12.38   $  12.39   $  11.67
        0.8%      10.9%      26.4%     (16.4%)        --         --      (0.1%)      6.1%      22.2%
          --       1.8%       1.5%       3.2%         --                    --       2.5%       3.5%


              MAINSTAY VP
       CONVERTIBLE--INITIAL CLASS
     ------------------------------
       2002       2001       2000
     ------------------------------
     $  7,003   $  6,864   $  4,815
          484        434        295
     $  14.48   $  15.83   $  16.30
        (8.5%)     (2.9%)     (5.7%)
         2.9%       4.1%
     $  9,942   $  7,252   $  2,692
          981        656        237
     $  10.14   $  11.06   $  11.36
        (8.3%)     (2.6%)     (5.5%)
         3.3%       5.2%
     $     94   $     52   $     --
           10          5         --
     $   9.46   $  10.28   $     --
        (8.1%)      2.8%         --
         3.6%      11.9%
     $    336   $     --   $     --
           35         --         --
     $   9.55   $     --   $     --
        (4.5%)        --         --
        10.0%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                   MAINSTAY VP
                                                    FLOATING
                                                     RATE--                                 MAINSTAY VP
                                                  INITIAL CLASS                      GOVERNMENT--INITIAL CLASS
                                                  -------------   ---------------------------------------------------------------
                                                      2005          2005       2004       2003       2002       2001       2000
                                                  -------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................     $ 20,357     $ 11,001   $ 11,676   $ 12,095   $ 13,456   $  8,224   $  4,168
Units Outstanding...............................        2,045          611        662        704        792        528        284
Variable Accumulation Unit Value................     $   9.95     $  18.00   $  17.63   $  17.18   $  16.98   $  15.57   $  14.70
Total Return....................................        (0.5%)        2.1%       2.6%       1.2%       9.1%       5.9%      11.4%
Investment Income Ratio.........................         3.6%           --       4.1%       4.3%       3.8%       5.5%
GROUP 2 POLICIES(b)
Net Assets......................................     $    123     $  6,036   $  5,839   $  5,949   $  5,589   $  2,237   $    150
Units Outstanding...............................           12          435        431        451        429        188         13
Variable Accumulation Unit Value................     $   9.96     $  13.86   $  13.56   $  13.19   $  13.01   $  11.91   $  11.22
Total Return....................................        (0.4%)        2.2%       2.8%       1.4%       9.3%       6.1%      11.6%
Investment Income Ratio.........................         3.8%           --       4.2%       4.3%       4.3%       8.7%
GROUP 3 POLICIES
Net Assets......................................     $     --     $    186   $    165   $    120   $     90   $     --   $     --
Units Outstanding...............................           --           16         14         11          8         --         --
Variable Accumulation Unit Value................     $     --     $  11.73   $  11.45   $  11.08   $  10.88   $     --   $     --
Total Return....................................           --         2.4%       3.3%       1.9%       8.8%         --         --
Investment Income Ratio.........................           --           --       4.6%       4.5%       4.4%         --
GROUP 4 POLICIES
Net Assets......................................     $     74     $  2,707   $  2,413   $  1,656   $    631   $     --   $     --
Units Outstanding...............................            7          235        215        152         59         --         --
Variable Accumulation Unit Value................     $   9.96     $  11.51   $  11.24   $  10.87   $  10.67   $     --   $     --
Total Return....................................        (0.4%)        2.4%       3.3%       1.9%       6.7%         --         --
Investment Income Ratio.........................         2.0%           --       4.8%       5.9%      10.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                                                                               MAINSTAY VP
                              MAINSTAY VP                                       HIGH YIELD
                         GROWTH--INITIAL CLASS                        CORPORATE BOND--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $  2,842   $  3,483   $  3,207   $  2,214   $  2,750   $  1,967   $ 50,441   $ 53,870   $ 47,585
         444        517        461        405        359        213      2,070      2,203      2,179
    $   6.40   $   6.74   $   6.95   $   5.47   $   7.67   $   9.25   $  24.37   $  24.45   $  21.84
       (5.0%)     (3.0%)     27.2%     (28.7%)    (17.1%)     (7.5%)     (0.3%)     11.9%      35.4%
          --       0.2%       0.2%       0.1%         --                    --       7.6%       8.3%
    $ 11,271   $ 12,186   $ 12,283   $  7,827   $  7,326   $  3,130   $ 25,403   $ 24,317   $ 18,335
       1,296      1,332      1,305      1,060        709        251      1,628      1,554      1,314
    $   8.70   $   9.15   $   9.41   $   7.39   $  10.34   $  12.45   $  15.61   $  15.65   $  13.95
       (4.9%)     (2.8%)     27.4%     (28.6%)    (16.9%)    (10.4%)     (0.2%)     12.2%      35.7%
          --       0.2%       0.2%       0.1%         --                    --       7.6%       8.6%
    $    204   $    214   $    191   $     96   $     21   $     --   $    536   $    544   $    411
          24         24         21         13          2         --         34         34         29
    $   8.66   $   9.08   $   9.30   $   7.26   $  10.11   $     --   $  15.79   $  15.78   $  14.00
       (4.7%)     (2.3%)     28.1%     (28.2%)      1.1%         --       0.0%      12.7%      36.4%
          --       0.3%       0.2%       0.1%         --                    --       6.5%       7.6%
    $  1,323   $  1,257   $    655   $    159   $     --   $     --   $ 11,832   $  8,986   $  3,601
         135        122         62         19         --         --        786        597        270
    $   9.81   $  10.29   $  10.54   $   8.23   $     --   $     --   $  15.06   $  15.06   $  13.36
       (4.7%)     (2.3%)     28.1%     (17.7%)        --         --       0.0%      12.7%      36.4%
          --       0.3%       0.2%       0.2%         --                    --       9.5%      11.0%


              MAINSTAY VP
               HIGH YIELD
     CORPORATE BOND--INITIAL CLASS
     ------------------------------
       2002       2001       2000
     ------------------------------
     $ 30,983   $ 29,909   $ 26,361
        1,921      1,879      1,726
     $  16.13   $  15.92   $  15.28
         1.2%       4.2%      (6.5%)
        10.7%      12.0%
     $  9,959   $  5,199   $  1,398
          969        514        144
     $  10.28   $  10.12   $   9.70
         1.6%       4.3%      (6.4%)
        12.7%      16.0%
     $    271   $    234   $     --
           26         23         --
     $  10.27   $  10.06   $     --
         2.1%       0.6%         --
        11.3%     101.5%
     $    851   $     --   $     --
           87         --         --
     $   9.79   $     --   $     --
        (2.1%)        --         --
        29.2%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                            MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  1,892   $  1,780   $  1,371   $    711   $    652   $    377
Units Outstanding...............................       194        183        157        104         76         40
Variable Accumulation Unit Value................  $   9.76   $   9.75   $   8.72   $   6.82   $   8.54   $   9.40
Total Return....................................      0.0%      11.9%      27.8%     (20.1%)     (9.1%)     (6.0%)
Investment Income Ratio.........................        --       1.9%       1.9%       1.2%       1.0%
GROUP 2 POLICIES(b)
Net Assets......................................  $  4,329   $  4,141   $  3,183   $  2,008   $  1,716   $    761
Units Outstanding...............................       425        407        351        284        194         78
Variable Accumulation Unit Value................  $  10.17   $  10.16   $   9.07   $   7.08   $   8.84   $   9.71
Total Return....................................      0.1%      12.1%      28.1%     (19.9%)     (9.0%)    (11.2%)
Investment Income Ratio.........................        --       1.9%       1.6%       1.3%       1.2%
GROUP 3 POLICIES
Net Assets......................................  $     92   $     91   $    350   $      9   $     --   $     --
Units Outstanding...............................         8          8         33          1         --         --
Variable Accumulation Unit Value................  $  11.90   $  11.86   $  10.52   $   8.18   $     --   $     --
Total Return....................................      0.4%      12.7%      28.7%     (18.2%)        --         --
Investment Income Ratio.........................        --       0.7%       1.8%       1.2%         --
GROUP 4 POLICIES
Net Assets......................................  $  1,266   $    899   $    323   $     68   $     --   $     --
Units Outstanding...............................       100         72         29          8         --         --
Variable Accumulation Unit Value................  $  12.60   $  12.55   $  11.14   $   8.66   $     --   $     --
Total Return....................................      0.4%      12.7%      28.7%     (13.4%)        --         --
Investment Income Ratio.........................        --       2.4%       2.2%       3.7%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                           MAINSTAY VP                                            MAINSTAY VP
               INTERNATIONAL EQUITY--INITIAL CLASS                        MID CAP CORE--INITIAL CLASS
    ---------------------------------------------------------   -----------------------------------------------
     2005      2004      2003      2002      2001      2000      2005      2004      2003      2002      2001
    -----------------------------------------------------------------------------------------------------------
    $17,143   $13,646   $ 8,605   $ 5,894   $ 5,424   $ 6,250   $ 6,965   $11,787   $ 7,136   $ 4,625   $ 4,832
        918       725       533       471       412       405       497       890       654       570       515
    $ 18.68   $ 18.82   $ 16.15   $ 12.51   $ 13.18   $ 15.44   $ 14.02   $ 13.25   $ 10.91   $  8.11   $  9.38
      (0.7%)    16.5%     29.1%     (5.1%)   (14.6%)   (18.6%)     5.8%     21.4%     34.6%    (13.5%)    (6.2%)
         --      1.1%      2.0%      1.4%      1.3%                  --      0.6%      0.5%      0.3%      0.3%
    $ 8,260   $ 6,258   $ 3,310   $ 1,670   $ 1,038   $   650   $ 5,459   $ 3,914   $ 1,640   $   653   $   160
        718       540       334       218       129        69       384       292       149        80        17
    $ 11.51   $ 11.58   $  9.92   $  7.67   $  8.06   $  9.42   $ 14.22   $ 13.43   $ 11.04   $  8.19   $  9.45
      (0.6%)    16.8%     29.4%     (4.7%)   (14.4%)   (18.5%)     5.9%     21.6%     34.8%    (13.4%)    (5.5%)
         --      1.2%      2.3%      1.7%      1.5%                  --      0.7%      0.6%      0.4%      1.0%
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --        --        --
         --        --        --        --        --                  --        --        --        --        --
    $ 4,153   $ 2,665   $   526   $    59   $    --   $    --   $ 4,207   $ 2,594   $   566   $    73   $    --
        297       190        44         6        --        --       279       183        49         9        --
    $ 13.98   $ 14.04   $ 11.96   $  9.20   $    --   $    --   $ 15.09   $ 14.21   $ 11.63   $  8.58   $    --
      (0.4%)    17.3%     30.0%     (8.0%)       --        --      6.2%     22.2%     35.5%    (14.2%)       --
         --      1.6%      3.4%      5.6%        --                  --      0.8%      0.8%      1.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                       MAINSTAY VP                                     MAINSTAY VP
                                              MID CAP GROWTH--INITIAL CLASS                   MID CAP VALUE--INITIAL CLASS
                                       --------------------------------------------   ---------------------------------------------
                                        2005     2004      2003     2002      2001     2005      2004      2003     2002      2001
                                       --------------------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $8,691   $11,789   $7,461   $ 3,688   $4,730   $11,532   $14,820   $9,718   $ 6,585   $5,620
Units Outstanding....................     727     1,041      802       570      518       916     1,185      907       787      570
Variable Accumulation Unit Value.....  $11.95   $ 11.33   $ 9.30   $  6.47   $ 9.12   $ 12.59   $ 12.51   $10.72   $  8.37   $ 9.86
Total Return.........................    5.5%     21.8%    43.8%    (29.1%)   (8.8%)     0.6%     16.7%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............      --        --       --        --       --        --      1.0%     1.1%      1.1%     1.1%
GROUP 2 POLICIES(b)
Net Assets...........................  $8,288   $ 6,775   $3,517   $ 1,074   $  344   $10,769   $ 9,228   $5,632   $ 2,954   $  962
Units Outstanding....................     665       574      363       160       36       849       733      523       352       97
Variable Accumulation Unit Value.....  $12.47   $ 11.81   $ 9.68   $  6.72   $ 9.46   $ 12.68   $ 12.59   $10.76   $  8.39   $ 9.87
Total Return.........................    5.6%     22.0%    44.1%    (28.9%)   (5.4%)     0.7%     17.0%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............      --        --       --        --       --        --      1.0%     1.2%      1.4%     3.0%
GROUP 3 POLICIES
Net Assets...........................  $   --   $    --   $   --   $    --   $   --   $    --   $    --   $   --   $    --   $   --
Units Outstanding....................      --        --       --        --       --        --        --       --        --       --
Variable Accumulation Unit Value.....  $   --   $    --   $   --   $    --   $   --   $    --   $    --   $   --   $    --   $   --
Total Return.........................      --        --       --        --       --        --        --       --        --       --
Investment Income Ratio..............      --        --       --        --   --....        --        --       --        --       --
GROUP 4 POLICIES
Net Assets...........................  $6,949   $ 4,691   $1,304   $   256   $   --   $ 6,901   $ 4,862   $1,814   $   458   $   --
Units Outstanding....................     493       353      120        34       --       536       381      167        54       --
Variable Accumulation Unit Value.....  $14.09   $ 13.31   $10.85   $  7.50   $   --   $ 12.87   $ 12.75   $10.84   $  8.41   $   --
Total Return.........................    5.8%     22.6%    44.8%    (25.0%)      --      1.0%     17.5%    29.0%    (15.9%)      --
Investment Income Ratio..............      --        --       --        --       --        --      1.2%     1.5%      3.4%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                              MAINSTAY VP                                                 MAINSTAY VP
                     S&P 500 INDEX--INITIAL CLASS                               SMALL CAP GROWTH--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $143,157   $146,432   $133,315   $ 99,916   $121,766   $120,772   $  5,260   $ 10,272   $  8,132   $  4,477   $  5,104
       4,850      4,895      4,890      4,665      4,392      3,800        494        967        831        644        536
    $  29.52   $  29.91   $  27.26   $  21.42   $  27.73   $  31.77   $  10.66   $  10.63   $   9.78   $   6.95   $   9.51
       (1.3%)      9.7%      27.3%     (22.8%)    (12.7%)     (9.9%)      0.3%       8.6%      40.7%     (26.9%)     (4.9%)
          --       1.6%       1.4%       1.3%       1.1%                    --         --         --         --         --
    $ 69,907   $ 69,081   $ 56,757   $ 35,382   $ 29,324   $ 14,201   $  6,889   $  6,396   $  4,170   $  1,442   $    385
       7,208      7,035      6,355      5,053      3,241      1,373        628        585        415        202         40
    $   9.70   $   9.82   $   8.93   $   7.00   $   9.05   $  10.35   $  10.97   $  10.93   $  10.04   $   7.12   $   9.73
       (1.2%)      9.9%      27.6%     (22.6%)    (12.6%)     (9.8%)      0.4%       8.9%      41.0%     (26.8%)     (2.7%)
          --       1.7%       1.5%       1.5%       1.4%                    --         --         --         --         --
    $    569   $    817   $    410   $      9   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          52         74         41          1         --         --         --         --         --         --         --
    $  11.00   $  11.11   $  10.06   $   7.85   $     --   $     --   $     --   $     --   $     --   $     --   $     --
       (1.0%)     10.5%      28.2%     (21.5%)        --         --         --         --         --         --         --
          --       1.6%       3.1%       3.1%         --                    --         --         --         --         --
    $ 22,789   $ 18,720   $  6,886   $  1,890   $     --   $     --   $  5,171   $  3,819   $  1,337   $    209   $     --
       1,902      1,547        629        221         --         --        406        301        115         26         --
    $  11.98   $  12.10   $  10.95   $   8.54   $     --   $     --   $  12.74   $  12.67   $  11.58   $   8.17   $     --
       (1.0%)     10.5%      28.2%     (14.6%)        --         --       0.6%       9.4%      41.7%     (18.3%)        --
          --       2.2%       2.0%       4.4%         --                    --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                            MAINSTAY VP
                                                                    TOTAL RETURN--INITIAL CLASS
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 42,696   $ 44,038   $ 42,609   $ 36,510   $ 43,693   $ 46,997
Units Outstanding...............................     2,038      2,129      2,175      2,215      2,197      2,095
Variable Accumulation Unit Value................  $  20.95   $  20.69   $  19.59   $  16.48   $  19.89   $  22.43
Total Return....................................      1.3%       5.6%      18.8%     (17.0%)    (11.3%)     (5.0%)
Investment Income Ratio.........................        --       1.7%       1.9%       2.5%       2.6%
GROUP 2 POLICIES(b)
Net Assets......................................  $ 13,949   $ 13,594   $ 11,610   $  8,019   $  6,514   $  2,178
Units Outstanding...............................     1,359      1,343      1,214        998        673        200
Variable Accumulation Unit Value................  $  10.26   $  10.12   $   9.57   $   8.03   $   9.68   $  10.89
Total Return....................................      1.4%       5.8%      19.1%     (16.9%)    (11.1%)     (4.8%)
Investment Income Ratio.........................        --       1.8%       2.1%       2.9%       4.0%
GROUP 3 POLICIES
Net Assets......................................  $    101   $    101   $      3   $      1   $     --   $     --
Units Outstanding...............................         9          9         --         --         --         --
Variable Accumulation Unit Value................  $  11.06   $  10.88   $  10.23   $   8.55   $     --   $     --
Total Return....................................      1.6%       6.4%      19.7%     (14.5%)        --         --
Investment Income Ratio.........................        --       1.7%       2.2%       1.0%         --
GROUP 4 POLICIES
Net Assets......................................  $  2,237   $  1,898   $    914   $    362   $     --   $     --
Units Outstanding...............................       191        165         84         40         --         --
Variable Accumulation Unit Value................  $  11.72   $  11.53   $  10.84   $   9.06   $     --   $     --
Total Return....................................      1.6%       6.4%      19.7%      (9.4%)        --         --
Investment Income Ratio.........................        --       2.2%       2.5%      13.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                              MAINSTAY VP                                          ALGER AMERICAN
                         VALUE--INITIAL CLASS                             LEVERAGED ALL CAP--CLASS O SHARES
    ---------------------------------------------------------------   -----------------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 43,994   $ 44,899   $ 40,618   $ 31,545   $ 37,813   $ 33,582   $     --   $     --   $     --   $     --
       1,990      2,054      2,053      2,017      1,895      1,678         --         --         --         --
    $  22.11   $  21.86   $  19.78   $  15.64   $  19.95   $  20.01   $     --   $     --   $     --   $     --
        1.1%      10.5%      26.5%     (21.6%)     (0.3%)     12.1%         --         --         --         --
          --       1.2%       1.6%       1.4%       1.5%                    --         --         --         --
    $ 18,201   $ 17,691   $ 14,265   $  8,835   $  5,849   $    870   $     --   $     --   $     --   $     --
       1,375      1,353      1,208        948        493         73         --         --         --         --
    $  13.24   $  13.08   $  11.81   $   9.32   $  11.86   $  11.87   $     --   $     --   $     --   $     --
        1.2%      10.7%      26.7%     (21.4%)     (0.1%)     12.3%         --         --         --         --
          --       1.2%       1.7%       1.8%       2.7%                    --         --         --         --
    $  1,280   $  1,036   $    736   $    274   $    296   $     --   $     67   $     64   $     38   $      6
         112         92         73         35         29         --          5          5          3          1
    $  11.42   $  11.25   $  10.11   $   7.94   $  10.05   $     --   $  13.03   $  12.90   $  11.92   $   8.85
        1.5%      11.3%      27.4%     (21.0%)      0.5%         --       1.1%       8.2%      34.7%     (11.5%)
          --       1.6%       1.8%       1.4%       8.1%                    --         --         --         --
    $  4,599   $  3,975   $  2,025   $    708   $     --   $     --   $     --   $     --   $     --   $     --
         395        346        196         87         --         --         --         --         --         --
    $  11.65   $  11.48   $  10.31   $   8.10   $     --   $     --   $     --   $     --   $     --   $     --
        1.5%      11.3%      27.4%     (19.0%)        --         --         --         --         --         --
          --       1.4%       2.1%       4.4%         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                          ALGER AMERICAN
                                                               SMALL CAPITALIZATION--CLASS O SHARES
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 16,720   $ 16,480   $ 14,286   $  8,883   $ 10,628   $ 12,193
Units Outstanding...............................     1,532      1,556      1,562      1,373      1,203        966
Variable Accumulation Unit Value................  $  10.91   $  10.59   $   9.15   $   6.47   $   8.83   $  12.62
Total Return....................................      3.0%      15.8%      41.4%     (26.7%)    (30.0%)    (27.7%)
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $ 13,513   $ 12,816   $ 10,177   $  6,027   $  5,640   $  3,724
Units Outstanding...............................     1,637      1,601      1,475      1,237        850        394
Variable Accumulation Unit Value................  $   8.26   $   8.00   $   6.90   $   4.87   $   6.64   $   9.46
Total Return....................................      3.1%      16.0%      41.6%     (26.6%)    (29.8%)    (27.6%)
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $  1,041   $  1,311   $    894   $     51   $     28   $     --
Units Outstanding...............................        80        104         83          7          3         --
Variable Accumulation Unit Value................  $  13.05   $  12.62   $  10.82   $   7.60   $  10.31   $     --
Total Return....................................      3.4%      16.6%      42.3%     (26.2%)      3.1%         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 4 POLICIES
Net Assets......................................  $  2,209   $  1,704   $    430   $     66   $     --   $     --
Units Outstanding...............................       156        124         37          8         --         --
Variable Accumulation Unit Value................  $  14.19   $  13.72   $  11.77   $   8.27   $     --   $     --
Total Return....................................      3.4%      16.6%      42.3%     (17.3%)        --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





     AMERICAN CENTURY VP
          INFLATION                    AMERICAN CENTURY VP                         AMERICAN CENTURY VP
    PROTECTION--CLASS II             INTERNATIONAL--CLASS II                         VALUE--CLASS II
    ---------------------   -----------------------------------------   -----------------------------------------
      2005        2004        2005       2004       2003       2002       2005       2004       2003       2002
    -------------------------------------------------------------------------------------------------------------
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
          --          --          --         --         --         --         --         --         --         --
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
          --          --          --         --         --         --         --         --         --         --
    $      1    $      1    $     94   $     53   $    208   $     --   $    237   $    973   $    189   $     --
          --          --           7          4         17         --         16         67         15         --
    $  10.58    $  10.39    $  13.58   $  13.74   $  11.98   $   9.63   $  14.53   $  14.48   $  12.68   $   9.84
        1.8%        3.9%       (1.2%)     14.8%      24.4%      (3.7%)      0.4%      14.2%      28.8%      (1.6%)
        2.6%        4.6%        1.8%       3.0%         --         --       2.3%       0.4%         --         --
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
    $     --    $     --    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --          --          --         --         --         --         --         --         --         --
          --          --          --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                              CALVERT
                                                                          SOCIAL BALANCED
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  1,560   $  1,518   $  1,377   $  1,178   $  1,275   $  1,248
Units Outstanding...............................       102        101         98         99         94         85
Variable Accumulation Unit Value................  $  15.27   $  15.09   $  14.04   $  11.85   $  13.58   $  14.70
Total Return....................................      1.2%       7.5%      18.5%     (12.7%)     (7.6%)     (3.8%)
Investment Income Ratio.........................        --       1.7%       1.9%       2.9%       3.9%
GROUP 2 POLICIES(b)
Net Assets......................................  $  1,982   $  1,962   $  1,712   $  1,379   $    914   $    400
Units Outstanding...............................       183        183        172        165         95         39
Variable Accumulation Unit Value................  $  10.84   $  10.70   $   9.93   $   8.36   $   9.57   $  10.33
Total Return....................................      1.3%       7.7%      18.7%     (12.6%)     (7.4%)     (3.6%)
Investment Income Ratio.........................        --       1.8%       2.0%       3.4%       5.8%
GROUP 3 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 4 POLICIES
Net Assets......................................  $    610   $    451   $    185   $     59   $     --   $     --
Units Outstanding...............................        50         37         17          6         --         --
Variable Accumulation Unit Value................  $  12.22   $  12.03   $  11.11   $   9.31   $     --   $     --
Total Return....................................      1.5%       8.3%      19.3%      (6.9%)        --         --
Investment Income Ratio.........................        --       2.4%       2.6%      16.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                      DREYFUS IP                              DREYFUS VIF
                  TECHNOLOGY GROWTH--                    DEVELOPING LEADERS--
                    INITIAL SHARES                          INITIAL SHARES
    -----------------------------------------------   ---------------------------
     2005      2004      2003      2002      2001      2005      2004      2003
    -----------------------------------------------------------------------------
    $ 2,789   $ 3,086   $ 1,633   $   320   $   279   $    --   $    --   $    --
        339       351       185        54        29        --        --        --
    $  8.22   $  8.79   $  8.81   $  5.88   $  9.77   $    --   $    --   $    --
      (6.5%)    (0.2%)    49.9%    (39.8%)    (2.3%)       --        --        --
         --        --        --        --        --        --        --        --
    $ 2,336   $ 2,429   $ 1,884   $   550   $   191   $    --   $    --   $    --
        273       266       206        91        19        --        --        --
    $  8.54   $  9.13   $  9.13   $  6.08   $ 10.08   $    --   $    --   $    --
      (6.4%)     0.0%     50.2%    (39.7%)     0.8%        --        --        --
         --        --        --        --        --        --        --        --
    $    84   $    75   $    53   $    24   $     5   $   280   $   279   $   135
          8         6         5         3        --        20        20        11
    $ 10.85   $ 11.56   $ 11.51   $  7.63   $ 12.59   $ 14.20   $ 14.20   $ 12.75
      (6.2%)     0.5%     51.0%    (39.4%)    25.9%        --     11.3%     27.5%
         --        --        --        --        --        --      0.2%        --
    $ 1,969   $ 1,641   $   637   $    68   $    --   $    --   $    --   $    --
        180       141        55         9        --        --        --        --
    $ 10.92   $ 11.64   $ 11.59   $  7.68   $    --   $    --   $    --   $    --
      (6.2%)     0.5%     51.0%    (23.2%)       --        --        --        --
         --        --        --        --        --        --        --        --


                          FIDELITY(R) VIP
                   CONTRAFUND(R)--INITIAL CLASS
     ---------------------------------------------------------
      2005      2004      2003      2002      2001      2000
     ---------------------------------------------------------
     $75,744   $71,268   $59,024   $43,637   $44,376   $43,916
       3,379     3,282     3,117     2,940     2,691     2,321
     $ 22.42   $ 21.71   $ 18.94   $ 14.84   $ 16.49   $ 18.92
        3.2%     14.7%     27.6%    (10.0%)   (12.8%)    (7.3%)
        0.6%      0.3%      0.4%      0.8%      0.8%
     $45,850   $40,911   $30,734   $19,700   $15,235   $ 7,568
       3,486     3,214     2,774     2,273     1,586       688
     $ 13.15   $ 12.73   $ 11.08   $  8.67   $  9.61   $ 11.00
        3.3%     14.9%     27.8%     (9.8%)   (12.6%)    (7.1%)
        0.6%      0.3%      0.4%      0.7%      0.5%
     $ 2,245   $ 1,376   $   641   $   177   $   168   $    --
         163       104        56        20        17        --
     $ 13.73   $ 13.26   $ 11.48   $  8.94   $  9.86   $    --
        3.6%     15.5%     28.5%     (9.3%)    (1.4%)       --
        0.5%      0.3%      0.4%      0.8%        --
     $ 9,893   $ 6,747   $ 2,500   $   523   $    --   $    --
         721       509       218        59        --        --
     $ 13.72   $ 13.25   $ 11.47   $  8.93   $    --   $    --
        3.6%     15.5%     28.5%    (10.7%)       --        --
        0.5%      0.2%      0.2%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                          FIDELITY(R) VIP
                                                                   EQUITY-INCOME--INITIAL CLASS
                                                  ---------------------------------------------------------------
                                                    2005       2004       2003       2002       2001       2000
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 27,106   $ 27,122   $ 22,122   $ 16,081   $ 17,855   $ 15,911
Units Outstanding...............................     1,484      1,461      1,320      1,241      1,137        956
Variable Accumulation Unit Value................  $  18.27   $  18.57   $  16.76   $  12.95   $  15.71   $  16.64
Total Return....................................     (1.6%)     10.8%      29.4%     (17.7%)     (5.6%)      7.6%
Investment Income Ratio.........................      3.3%       1.4%       1.7%       1.7%       1.5%
GROUP 2 POLICIES(b)
Net Assets......................................  $ 16,717   $ 16,306   $ 12,853   $  7,626   $  5,786   $  2,272
Units Outstanding...............................     1,323      1,270      1,111        855        536        199
Variable Accumulation Unit Value................  $  12.64   $  12.84   $  11.57   $   8.92   $  10.79   $  11.41
Total Return....................................     (1.5%)     11.0%      29.7%     (17.3%)     (5.4%)      7.8%
Investment Income Ratio.........................      3.2%       1.4%       1.6%       1.4%       1.1%
GROUP 3 POLICIES
Net Assets......................................  $    431   $    401   $    732   $     47   $      1   $     --
Units Outstanding...............................        35         32         66          6         --         --
Variable Accumulation Unit Value................  $  12.30   $  12.46   $  11.17   $   8.57   $  10.32   $     --
Total Return....................................     (1.3%)     11.5%      30.3%     (17.1%)      3.2%         --
Investment Income Ratio.........................      3.2%       2.8%       0.3%       0.5%         --
GROUP 4 POLICIES
Net Assets......................................  $  6,096   $  4,697   $  1,449   $    334   $     --   $     --
Units Outstanding...............................       499        380        131         39         --         --
Variable Accumulation Unit Value................  $  12.21   $  12.36   $  11.09   $   8.51   $     --   $     --
Total Return....................................     (1.3%)     11.5%      30.3%     (14.9%)        --         --
Investment Income Ratio.........................      3.0%       0.9%       0.9%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                      FIDELITY(R) VIP                                        FIDELITY(R) VIP
                   GROWTH--INITIAL CLASS                                 INDEX 500--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --
    $    318   $    316   $    258   $    101   $    150   $    889   $    906   $    613   $     87   $    102
          35         34         28         15         15         83         84         63         11         10
    $   9.17   $   9.36   $   9.05   $   6.82   $   9.75   $  10.69   $  10.78   $   9.74   $   7.59   $   9.76
       (2.1%)      3.4%      32.8%     (30.1%)     (2.5%)     (0.9%)     10.6%      28.4%     (22.2%)     (2.4%)
        1.0%       0.2%       0.2%       0.3%         --       3.5%       1.7%       0.7%       1.3%         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --


                  FIDELITY(R) VIP
                 INVESTMENT GRADE
                BOND--INITIAL CLASS
     -----------------------------------------
       2005       2004       2003       2002
     -----------------------------------------
     $     --   $     --   $     --   $     --
           --         --         --         --
     $     --   $     --   $     --   $     --
           --         --         --         --
           --         --         --         --
     $     --   $     --   $     --   $     --
           --         --         --         --
     $     --   $     --   $     --   $     --
           --         --         --         --
           --         --         --         --
     $    191   $     28   $     89   $     51
           17          3          8          5
     $  11.43   $  11.18   $  10.70   $  10.17
         2.3%       4.5%       5.2%       1.7%
         1.7%      10.1%       4.1%         --
     $     --   $     --   $     --   $     --
           --         --         --         --
     $     --   $     --   $     --   $     --
           --         --         --         --
           --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                    FIDELITY(R) VIP
                                                                 MID CAP--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $  1,825   $  1,800   $    632   $    393   $    344
Units Outstanding...............................       110        112         49         42         33
Variable Accumulation Unit Value................  $  16.59   $  16.10   $  12.89   $   9.30   $  10.31
Total Return....................................      3.0%      24.9%      38.6%      (9.8%)      3.1%
Investment Income Ratio.........................        --         --       0.4%       0.8%         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                 FIDELITY(R) VIP                                      JANUS ASPEN SERIES
             OVERSEAS--INITIAL CLASS                            BALANCED--INSTITUTIONAL SHARES
    -----------------------------------------   ---------------------------------------------------------------
      2005       2004       2003       2002       2005       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $ 43,220   $ 43,708   $ 43,234   $ 36,821   $ 35,709   $ 31,845
          --         --         --         --      1,989      2,031      2,165      2,089      1,882      1,589
    $     --   $     --   $     --   $     --   $  21.73   $  21.52   $  19.97   $  17.63   $  18.98   $  20.04
          --         --         --         --       1.0%       7.8%      13.3%      (7.1%)     (5.3%)     (3.0%)
          --         --         --         --       2.6%       2.3%       2.3%       2.5%       2.7%
    $     --   $     --   $     --   $     --   $ 55,070   $ 54,629   $ 47,916   $ 36,285   $ 26,919   $ 12,464
          --         --         --         --      4,475      4,488      4,251      3,653      2,523      1,108
    $     --   $     --   $     --   $     --   $  12.31   $  12.17   $  11.27   $   9.93   $  10.67   $  11.25
          --         --         --         --       1.1%       8.0%      13.5%      (6.9%)     (5.2%)     (2.8%)
          --         --         --         --       2.7%       2.3%       2.3%       2.7%       3.1%
    $    563   $    525   $    509   $      1   $    352   $    335   $    246   $    110   $     86   $     --
          45         41         45         --         30         29         23         12          9         --
    $  12.62   $  12.83   $  11.29   $   7.88   $  11.79   $  11.63   $  10.72   $   9.40   $  10.04   $     --
       (1.7%)     13.6%      43.4%     (21.2%)      1.3%       8.5%      14.0%      (6.3%)      0.4%         --
        1.3%       0.9%       0.1%         --       2.7%       2.3%       2.5%       2.4%       4.2%
    $     --   $     --   $     --   $     --   $  7,793   $  6,487   $  3,422   $  1,084   $     --   $     --
          --         --         --         --        656        553        317        114         --         --
    $     --   $     --   $     --   $     --   $  11.88   $  11.72   $  10.80   $   9.47   $     --   $     --
          --         --         --         --       1.3%       8.5%      14.0%      (5.3%)        --         --
          --         --         --         --       2.8%       2.7%       2.6%       4.4%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                   JANUS ASPEN SERIES
                                                          MID CAP GROWTH--INSTITUTIONAL SHARES
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    116   $    114   $     27   $      2   $      1
Units Outstanding...............................         9          9          3         --         --
Variable Accumulation Unit Value................  $  12.63   $  12.57   $  10.41   $   7.70   $  10.69
Total Return....................................      0.5%      20.7%      35.1%     (27.9%)      6.9%
Investment Income Ratio.........................        --         --         --         --         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------





                          JANUS ASPEN SERIES                                                 MFS(R)
                WORLDWIDE GROWTH--INSTITUTIONAL SHARES                       INVESTORS TRUST SERIES--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2005       2004       2003       2002       2001       2000       2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $ 48,668   $ 52,683   $ 51,897   $ 41,366   $ 52,870   $ 60,953   $     --   $     --   $     --   $     --   $     --
       3,156      3,304      3,386      3,323      3,142      2,790         --         --         --         --         --
    $  15.42   $  15.95   $  15.33   $  12.45   $  16.82   $  21.84   $     --   $     --   $     --   $     --   $     --
       (3.3%)      4.0%      23.1%     (25.9%)    (23.0%)    (16.3%)        --         --         --         --         --
        1.7%       1.0%       1.1%       0.9%       0.5%                    --         --         --         --         --
    $ 43,948   $ 45,284   $ 40,827   $ 27,454   $ 25,080   $ 14,062   $     --   $     --   $     --   $     --   $     --
       5,212      5,200      4,887      4,055      2,746      1,188         --         --         --         --         --
    $   8.43   $   8.71   $   8.35   $   6.77   $   9.13   $  11.84   $     --   $     --   $     --   $     --   $     --
       (3.2%)      4.3%      23.4%     (25.7%)    (22.9%)    (16.1%)        --         --         --         --         --
        1.7%       1.0%       1.1%       1.0%       0.6%                    --         --         --         --         --
    $    229   $    241   $    185   $    136   $    104   $     --   $     57   $     58   $     54   $     46   $     61
          24         24         20         18         10         --          5          5          6          6          6
    $   9.62   $   9.91   $   9.46   $   7.63   $  10.24   $     --   $  10.67   $  10.72   $   9.63   $   7.88   $   9.97
       (2.9%)      4.8%      24.0%     (25.4%)      2.4%         --      (0.4%)     11.4%      22.1%     (21.0%)     (0.3%)
        1.7%       1.0%       1.0%       1.1%       1.0%                  1.1%       0.6%       0.7%       0.5%         --
    $  3,440   $  2,999   $  1,530   $    418   $     --   $     --   $     --   $     --   $     --   $     --   $     --
         333        282        151         51         --         --         --         --         --         --         --
    $  10.32   $  10.63   $  10.15   $   8.19   $     --   $     --   $     --   $     --   $     --   $     --   $     --
       (2.9%)      4.8%      24.0%     (18.1%)        --         --         --         --         --         --         --
        1.8%       1.2%       1.1%       1.8%         --                    --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                                               MFS(R)
                                                                 MFS(R)                   RESEARCH SERIES--
                                                  NEW DISCOVERY SERIES--INITIAL CLASS       INITIAL CLASS
                                                  ------------------------------------   -------------------
                                                     2005         2004         2003        2005       2004
                                                  ----------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................   $     --     $     --     $     --    $     --   $     --
Units Outstanding...............................         --           --           --          --         --
Variable Accumulation Unit Value................   $     --     $     --     $     --    $     --   $     --
Total Return....................................         --           --           --          --         --
Investment Income Ratio.........................         --           --           --          --         --
GROUP 2 POLICIES(b)
Net Assets......................................   $     --     $     --     $     --    $     --   $     --
Units Outstanding...............................         --           --           --          --         --
Variable Accumulation Unit Value................   $     --     $     --     $     --    $     --   $     --
Total Return....................................         --           --           --          --         --
Investment Income Ratio.........................         --           --           --          --         --
GROUP 3 POLICIES
Net Assets......................................   $     61     $     62     $     22    $     --   $     --
Units Outstanding...............................          6            6            2          --         --
Variable Accumulation Unit Value................   $  10.75     $  11.22     $  10.54    $  11.52   $  11.70
Total Return....................................      (4.2%)        6.5%         5.4%       (1.5%)     17.0%
Investment Income Ratio.........................         --           --           --        3.5%         --
GROUP 4 POLICIES
Net Assets......................................   $     --     $     --     $     --    $     --   $     --
Units Outstanding...............................         --           --           --          --         --
Variable Accumulation Unit Value................   $     --     $     --     $     --    $     --   $     --
Total Return....................................         --           --           --          --         --
Investment Income Ratio.........................         --           --           --          --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




              MFS(R)
        UTILITIES SERIES--                     NEUBERGER BERMAN AMT                        T. ROWE PRICE
           INITIAL CLASS                      MID-CAP GROWTH--CLASS I                 EQUITY INCOME PORTFOLIO
    ---------------------------   -----------------------------------------------   ---------------------------
     2005      2004      2003      2005      2004      2003      2002      2001      2005      2004      2003
    -----------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $13,780   $10,984   $ 6,156
         --        --        --        --        --        --        --        --     1,021       807       516
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $ 13.50   $ 13.61   $ 11.92
         --        --        --        --        --        --        --        --     (0.8%)    14.1%     24.6%
         --        --        --        --        --        --        --        --      1.5%      1.7%      1.8%
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $20,202   $17,806   $12,402
         --        --        --        --        --        --        --        --     1,476     1,292     1,029
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $ 13.68   $ 13.78   $ 12.05
         --        --        --        --        --        --        --        --     (0.7%)    14.3%     24.9%
         --        --        --        --        --        --        --        --      1.4%      1.6%      1.8%
    $    35   $    19   $     5   $    81   $    83   $    39   $    10   $     4   $   704   $   626   $   662
          2         1        --         7         7         4         1        --        57        50        61
    $ 18.14   $ 16.76   $ 12.87   $ 12.39   $ 12.12   $ 10.42   $  8.14   $ 11.52   $ 12.42   $ 12.47   $ 10.85
       8.2%     30.2%     28.7%      2.2%     16.3%     28.1%    (29.3%)    15.2%     (0.4%)    14.9%     25.5%
       1.0%      0.8%      2.2%        --        --        --        --        --      1.4%      1.6%      1.8%
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $ 7,590   $ 5,421   $ 1,764
         --        --        --        --        --        --        --        --       607       432       162
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $ 12.50   $ 12.55   $ 10.92
         --        --        --        --        --        --        --        --     (0.4%)    14.9%     25.5%
         --        --        --        --        --        --        --        --      1.4%      1.8%      1.9%


            T. ROWE PRICE
       EQUITY INCOME PORTFOLIO
     ---------------------------
      2002      2001      2000
     ---------------------------
     $ 3,525   $ 2,013   $    51
         368       182         5
     $  9.57   $ 11.09   $ 11.01
      (13.7%)     0.7%     10.1%
        1.8%      1.8%
     $ 6,921   $ 3,893   $   713
         717       349        64
     $  9.65   $ 11.16   $ 11.06
      (13.5%)     0.9%     12.5%
        1.8%      1.7%
     $   276   $   207   $    --
          32        21        --
     $  8.65   $  9.96   $    --
      (13.3%)    (0.4%)       --
        1.8%      3.3%
     $   298   $    --   $    --
          34        --        --
     $  8.70   $    --   $    --
      (13.0%)       --        --
        2.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                                T. ROWE PRICE                  VAN ECK WORLDWIDE
                                                         LIMITED-TERM BOND PORTFOLIO            ABSOLUTE RETURN
                                                  -----------------------------------------   -------------------
                                                    2005       2004       2003       2002       2005       2004
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --
GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --
GROUP 3 POLICIES
Net Assets......................................  $    154   $    162   $    269   $     86   $     --   $     --
Units Outstanding...............................        14         15         26          8         --         --
Variable Accumulation Unit Value................  $  10.75   $  10.64   $  10.52   $  10.09   $     --   $   9.87
Total Return....................................      1.1%       1.1%       4.3%       0.9%         --      (1.3%)
Investment Income Ratio.........................      3.3%       3.4%       3.5%       4.3%         --         --
GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------




                                        VAN KAMPEN UIF
         VAN ECK WORLDWIDE             EMERGING MARKETS                              VAN KAMPEN UIF
            HARD ASSETS                  DEBT--CLASS I                      EMERGING MARKETS EQUITY--CLASS I
    ---------------------------   ---------------------------   ---------------------------------------------------------
     2005      2004      2003      2005      2004      2003      2005      2004      2003      2002      2001      2000
    ---------------------------------------------------------------------------------------------------------------------
    $    --   $    --   $    --   $    --   $    --   $    --   $13,930   $12,536   $ 9,762   $ 5,859   $ 6,070   $ 5,669
         --        --        --        --        --        --       985       932       888       792       742       644
    $    --   $    --   $    --   $    --   $    --   $    --   $ 14.14   $ 13.45   $ 11.00   $  7.40   $  8.18   $  8.81
         --        --        --        --        --        --      5.2%     22.3%     48.6%     (9.5%)    (7.2%)   (39.6%)
         --        --        --        --        --        --        --      0.7%        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $ 9,588   $ 8,674   $ 6,724   $ 3,494   $ 2,877   $ 1,451
         --        --        --        --        --        --       659       627       595       461       344       161
    $    --   $    --   $    --   $    --   $    --   $    --   $ 14.56   $ 13.83   $ 11.29   $  7.58   $  8.36   $  8.99
         --        --        --        --        --        --      5.3%     22.5%     48.9%     (9.4%)    (7.0%)   (39.5%)
         --        --        --        --        --        --        --      0.7%        --        --        --
    $   121   $    30   $     4   $    27   $    24   $    20   $    81   $    75   $     2   $     1   $    --   $    --
          7         2        --         2         2         2         5         5        --        --        --        --
    $ 16.42   $ 14.11   $ 11.38   $ 12.75   $ 12.05   $ 10.94   $ 15.70   $ 14.88   $ 12.09   $  8.07   $    --   $    --
      16.4%     24.0%     13.8%      5.8%     10.1%      9.4%      5.5%     23.1%     49.7%    (19.3%)       --        --
       0.3%      1.8%        --        --      6.8%        --        --      0.4%        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $ 2,319   $ 1,257   $   371   $    74   $    --   $    --
         --        --        --        --        --        --       144        82        30         9        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $ 16.13   $ 15.29   $ 12.42   $  8.30   $    --   $    --
         --        --        --        --        --        --      5.5%     23.1%     49.7%    (17.0%)       --        --
         --        --        --        --        --        --        --      0.6%        --        --        --


           VAN KAMPEN UIF
      U.S. REAL ESTATE--CLASS I
     ---------------------------
      2005      2004      2003
     ---------------------------
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --
     $    20   $    17   $     4
           1         1        --
     $ 17.70   $ 16.37   $ 12.00
        8.1%     36.4%     20.0%
          --      1.3%        --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --        --        --

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